                                          1933 Act File No. 33-21321
                                          1940 Act File No. 811-5536

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                  ------

    Pre-Effective Amendment No.         ....................
                                --------                          ------

    Post-Effective Amendment No.   25   ....................         X
                                 -------                          ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                  ------

    Amendment No.   23   ...................................         X
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                                 HIBERNIA FUNDS

                         (formerly, Tower Mutual Funds)

                  (Exact Name of Registrant as Specified in Charter)

               5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                              John W. McGonigle, Esquire,
                           Federated Investors Tower,

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779

                        (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) X on OCTOBER 31, 2000 pursuant to paragraph (b) _ 60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph (a)(ii)
on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

PROSPECTUS

OCTOBER 31, 2000

[Logo HIBERNIA FUNDS]

Hibernia Capital Appreciation Fund
Class A Shares
Class B Shares

Hibernia Louisiana Municipal Income Fund

Hibernia Mid Cap Equity Fund
Class A Shares
Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund
Class A Shares
Class B Shares

Hibernia U.S. Treasury Money Market Fund

PROSPECTUS

HIBERNIA FUNDS

Equity and Income Funds

Hibernia Capital Appreciation Fund--Class A Shares and Class B Shares

Hibernia Louisiana Municipal Income Fund

Hibernia Mid Cap Equity Fund--Class A Shares and Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Money Market Funds

Hibernia Cash Reserve Fund--Class A Shares and Class B Shares

Hibernia U.S. Treasury Money Market Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS

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Fund Goals, Strategies, Performance and Risks	1
Principal Risks of Investing in a Fund	13
What are the Equity and Income Funds' Fees	14
What are the Money Market Funds' Fees and Expenses?	16
Principal Securities in Which the Funds Invest See Principal Securities in Which the Funds Invest	17
What are the Specific Risks of Investing in a Fund?	22
What do Shares Cost?	24
How are the Funds Sold?	27
How to Purchase Shares	28
How to Redeem and Exchange Shares	29
Account and Share Information	31
Who Manages the Funds?	33
Financial Information	34

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NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

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OCTOBER 31, 2000

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Fund Goals, Strategies, Performance and Risks

Hibernia Funds offer seven portfolios, including two equity funds, three income funds and two money market funds. The following describes the investment goals, strategies and principal risks of each Fund. The investment goal of each Fund described in this section may be changed only upon the approval of a majority of the outstanding shares of the Fund which would be affected by the change.

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in a Fund and there can be no assurance that a Fund will achieve its goal. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by Hibernia National Bank or its affiliates, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation nor any government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Hibernia Capital Appreciation Fund

Goal

The Fund's goal is to provide growth of capital and income.

Strategy

The Fund attempts to achieve its goal by investing primarily in a professionally managed, diversified portfolio of common stocks. The Adviser selects companies using traditional research techniques, including assessment of earnings and dividend growth prospects of the companies. Ordinarily, this investment management style focuses on companies with high revenue and dividend growth. However, other factors such as expected earnings and dividend growth and traditional valuation measures will also be considered. Under normal circumstances, at least 65% of the Fund's portfolio will be invested in common stocks.

The Fund's investment approach is based on the conviction that over the long term the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations. Given current market conditions of declining dividend yields, the Adviser will focus primarily on growth of capital with growth of income being of secondary importance.

Principal Risks

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market. Other principal risks of investing in the Fund include the risks related to investing for growth; the risks posed by the fact that growth stocks in particular may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

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The bar chart shows the variability of the Fund's Class A Shares' total returns on a calendar year-end basis.

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The total returns displayed for the Fund' s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund's Class A Shares' total return for the nine-month period from January 1, 2000 to September 30, 2000 was 1.67%.

Within the period shown in the Chart, the Fund's Class A Shares' highest quarterly return was 23.22% (quarter ended December 31, 1998). Its lowest quarterly return was (13.37%) (quarter ended September 30, 1990).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ending December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's 500 Composite Stock Price Index (S&P 500), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class A	Class B	S&P 500
1 Year	13.33%	12.29%	21.05%
5 Year	26.15%	N/A	28.56%
10 Year	16.46%	N/A	18.21%
Start of Performance [1]	N/A	22.21%	N/A

1 The Fund's Class A Shares' and Class B Shares' start of performance dates were October 14, 1988 and December 2, 1996, respectively.

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Hibernia Louisiana Municipal Income Fund

Goal

The Fund's goal is to provide current income which is generally exempt from federal regular income tax and the personal income taxes imposed by the state of Louisiana. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.)

Strategy

The Fund attempts to achieve its goal by investing in a portfolio primarily limited to Louisiana municipal securities. As a matter of policy, which cannot be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its annual interest income is exempt from federal regular and Louisiana state income taxes or at least 80% of its net assets are invested in obligations, the interest income from which is exempt from federal regular and Louisiana state income taxes. The Fund will generally purchase investment grade securities of a duration appropriate to current market conditions. In expected rising interest rate environments, the Adviser will generally choose securities of a shorter duration. In expected falling interest rate environments, the Adviser will generally choose securities of a longer duration.

As a matter of investment policy which may be changed without shareholder approval, at least 65% of the Fund's total assets will be invested in Louisiana municipal securities.

Principal Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund's total return for the nine-month period from January 1, 2000 to September 30, 2000 was 7.04%.

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Within the period shown in the Chart, the Fund's highest quarterly return was 6.51% (quarter ended March 31, 1995). Its lowest quarterly return was (4.86%) (quarter ended March 31, 1994).

Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ending December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Ten Year Insured Index (LTYII), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	LTYII
1 Year	(6.02%)	(3.27%)
5 Year	5.45%	7.04%
10 Year	6.04%	7.12%

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Hibernia Mid Cap Equity Fund

Goal

The Fund's goal is total return.

Strategy

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Under normal market conditions, the Fund intends to invest at least 65% of its total assets in equity securities of companies that, at the time of acquisition, have a market value capitalization ranging from $500 million to $10 billion. The Fund attempts to select companies whose potential for capital appreciation exceeds that of larger capitalization stocks commensurate with increased risk. The Fund's Adviser will invest primarily in equity securities of companies with above-average earnings growth prospects or in companies where significant fundamental changes are taking place. These changes could include significant new products, services, or methods of distribution; restructuring or reallocating business; or significant share price appreciation.

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Principal Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Because the Fund invests primarily in medium capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, stocks in the medium capitalization sector of the United States equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Composite Price Index (S&P 500). This is because, among other things, medium-sized companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of medium-sized companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of medium-sized companies may decline in price as the price of large company stocks rises or vice versa. You should expect that the Fund will be more volatile than, an d may fluctuate independently of, broad stock market indices such as the S&P 500.

Other risks of investing in the Fund include the risks related to investing for growth; the risks posed by the fact that growth stocks in particular may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

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The bar chart shows the variability of the Fund's Class A Shares' total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares' do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares' total return for the nine-month period from January 1, 2000 to September 30, 2000 was 25.19%.

Within the period shown in the Chart, the Fund's Class A Shares' highest quarterly return was 47.40% (quarter ended March 31, 1998). Its lowest quarterly return was (6.23%) (quarter ended December 31, 1994).

Average Annual Total Return Table 1

The following table represents the Fund's Average Annual Total Returns for the calendar periods ending December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's 400 Mid Cap Index (S&P 400), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class A	Class B	S&P 400
1 Year	11.34%	10.59%	14.74%
5 Year	22.84%	N/A	23.05%
10 Year	17.76%	N/A	17.32%
Start of Performance [2]	N/A	15.24%	N/A

1 Hibernia Mid Cap Equity Fund, Class A Shares is the successor to a collective trust fund. The quoted performance data includes performance of the collective trust fund for the period from 8/31/90 to 7/12/98 when the Fund commenced operation, as adjusted to reflect the Fund's anticipated expenses. The collective trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

2 The Fund's Class A Shares' and Class B Shares' start of performance dates were May 1, 1986 and July 13, 1998, respectively.

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Hibernia Total Return Bond Fund

Goal

The Fund's goal is to maximize total return.

Strategy

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The Fund attempts to achieve its goal by investing in a diversified portfolio of investment grade U.S. government, mortgage backed, asset backed and corporate securities, as well as collateralized mortgage obligations. Under normal circumstances, the Fund will attempt to invest at least 65% of its assets in bonds. The Adviser allocates the Fund's portfolio among business sectors and adjusts the credit quality of the portfolio by analyzing current economic and securities market conditions, particularly changes in interest rates and expected trends in corporate earnings. These factors also guide the selection of maturity and duration of portfolio securities. The Fund may invest in securities of any duration although generally, under normal conditions, the Fund's average duration would tend toward the overall U.S. market average which is roughly 4.85 years at present. The Fund will attempt to achieve the capital appreciation component of total return by manipulating the duration of the portfolio, within certain parameters, in response to expected changes in interest rates.

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Principal Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Other factors that may affect the Fund's returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities. Risk of prepayment on asset backed and mortgage backed securities will also affect Fund returns.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund's total return for the nine-month period from January 1, 2000 to September 30, 2000 was 5.80%.

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Within the period shown in the Chart, the Fund's highest quarterly return was 6.10% (quarter ended June 30, 1995). Its lowest quarterly return was (2.67%) (quarter ended March 31, 1996).

Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ending December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Salomon Brothers Broad Investment Grade Bond Index (SBBIGBI), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the Securities Exchange Commission requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	SBBIGBI
1 Year	(4.51%)	(.83%)
5 Year	5.76%	7.74%
Start of Performance1	5.00%	6.81%

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1 The Fund's start of performance date was November 2, 1992.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Hibernia U.S. Government Income Fund

Goal

The Fund's goal is to provide current income.

Strategy

Current income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on all other U.S. government securities and mortgage-related securities, and short-term capital gains. The Fund attempts to achieve its investment objective by investing in investment grade securities which are guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities. Under normal circumstances, at least 65% of the Fund's total assets will be invested in such U.S. government securities. Under normal circumstances, the average duration of the Fund's holdings will be 3-5 years. The Fund may also invest in corporate bonds, asset backed securities and certain privately issued mortgage-related securities, such as investment banking firms and companies related to the construction industry. The mortgage-related securities in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of any agency or instrumentality of the U.S. government.

The mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

Principal Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Other factors that may affect the Fund's returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities. Risk of prepayment on asset backed and mortgage backed securities will also affect Fund returns.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund's total return for the nine-month period from January 1, 2000 to September 30, 2000 was 6.43%.

Within the period shown in the Chart, the Fund's highest quarterly return was 5.42% (quarter ended September 30, 1991). Its lowest quarterly return was (2.57%) (quarter ended March 31, 1994).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ending December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Salomon Brothers Medium Term Broad Index (SBMTBI), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	SBMTBI
1 Year	(3.93%)	1.00%
5 Year	6.07%	7.42%
10 Year	6.26%	7.51%

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Hibernia Cash Reserve Fund

Goal

The Fund is a money market fund which seeks to maintain a stable net asset value (NAV) of $1 per Share. The Fund's goal is current income consistent with stability of principal.

Strategy

The Fund's portfolio consists of high quality money market instruments maturing in one year or less. As a matter of policy, which cannot be changed without shareholder approval, the average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 120 days or less. As a matter of operating policy, which may be changed without shareholder approval, the Fund will limit the average maturity of its portfolio to 90 days or less, in order to meet regulatory requirements. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations (NRSROs) or of comparable quality to securities having such ratings. The Fund invests only in instruments denominated and payable in U.S. dollars.

Principal Risks

Even though the Fund is a money market fund that seeks to maintain a stable NAV it is possible to lose money by investing in the Fund.

Generally, in excess of 50% of the total assets of the Fund will be invested in commercial paper and variable rate demand notes. Commercial paper issued by finance companies will comprise more than 25% of the Fund's total assets, unless the Fund is in a temporary defensive position as a result of economic conditions. These policies may not be changed without shareholder approval. Concentration of the Fund's portfolio in such obligations may entail additional risks which are not encountered by funds with more diversified portfolios including credit risk to such finance companies and temporary demand and supply imbalances.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

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The Fund's Class A Shares' are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Class A Shares' total return for the nine-month period from January 1, 2000 to September 30, 2000 was 3.97%.

Within the period shown in the Chart, the Fund's Class A Shares' highest quarterly return was 1.91% (quarter ended June 30, 1990). Its lowest quarterly return was 0.57% (quarter ended December 31, 1993).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for calendar periods ending December 31, 1999.

Calendar Period	Class A	Class B
1 Year	4.27%	(2.00%)
5 Year	4.72%	N/A
10 Year	4.56%	N/A
Start of Performance [1]	N/A	0.15%

1 The Fund's Class A Shares' and Class B Shares' start of performance dates were October 14, 1988 and September 4, 1998, respectively.

The Fund's Class A Shares' and Class B Shares' 7-Day Net Yield as of December 31, 1999 were 4.68% and 3.93%, respectively. Investors may call the Fund at 1-800-263-1078 to acquire the current 7-Day Net Yield.

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Hibernia U.S. Treasury Money Market Fund

Goal

The Fund is a money market fund which seeks to maintain a stable NAV of $1 per Share. The Fund's goal is current income consistent with stability of principal and liquidity.

Strategy

The Fund pursues its goal by investing in a portfolio of short-term U.S. Treasury obligations which are issued by the U.S. government and are fully guaranteed as to payment of principal and interest by the United States. The Fund invests only in short-term U.S. Treasury obligations maturing in 397 days or less. The average maturity of the U.S. Treasury obligations in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

Principal Risks

Even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.

Although the Fund invests in U.S. Treasury securities that are backed by the full faith and credit of the United States, Fund Shares, themselves, are not guaranteed or supported by the U.S. government.

While there is no assurance that the Cash Reserve Fund and U.S. Treasury Money Market Fund (together, the Money Market Funds) will achieve their respective investment goals, they endeavor to do so by following the strategies and policies described in this prospectus and by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market funds.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted--See Appendix]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the nine-month period from January 1, 2000 to September 30, 2000 was 4.07%.

Within the period shown in the Chart, the Fund's highest quarterly return was 1.37% (quarter ended June 30, 1995). Its lowest quarterly return was 0.61% (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Fund's Average Annual Total Returns for calendar periods ending December 31, 1999.

Calendar Period	Fund
1 Year	4.27%
5 Year	4.86%
Start of Performance1	4.48%

1 The Fund's start of performance date was July 16, 1993.

The Fund's 7-Day Net Yield as of December 31, 1999 was 4.28%. Investors may call the Fund at 1-800-263-1078 to acquire the current 7-Day Net Yield.

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Principal Risks of Investing in a Fund

In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds.

For example, a Fund's share price may decline and an investor could lose money. It is possible to lose money by investing in any of the Hibernia Funds. Also there is no assurance that a Fund will achieve its investment goal.

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	Capital Appreciation Fund	Louisiana Municipal Income Fund	Mid Cap Equity Fund	Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund	U.S. Treasury Money Market Fund
Stock Market Risk [1]	X		X
Sector Risk [2]	X	X	X	X
Liquidity Risk [3]	X	X	X	X
Investing for Growth[4]	X		X
Company Size Risk [5]			X
Foreign Investing Risk [6]	X		X	X
Credit Risks [7]	X	X	X	X	X	X	X
Interest Rate Risk [8]		X		X	X
Prepayment Risk [9]		X		X	X
Call Risk [10]		X		X	X
Tax Risks [11]		X
Risks of Investing in Louisiana [12]		X

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1 The value of equity securities rise and fall.

2 Because companies providing credit enhancement with regard to a Fund's securities may be concentrated in certain industry sectors, the creditworthiness of the Fund's securities may be adversely affected by developments which adversely affect such sectors.

3 Limited trading opportunities for certain securities and the inability to sell a security at will could result in losses to a Fund.

4 Growth stocks in particular may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development.

5 The smaller the capitalization of a company, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

6 Foreign economic, political or regulatory conditions may be less favorable than those of the United States.

7 The possibility that an issuer will default on a security by failing to pay interest or principal when due.

8 Prices of fixed income securities rise and fall in response to interest rate changes.

9 When interest rates decline, unscheduled prepayments of principal could accelerate and require the Fund to reinvest the proceeds of the prepayments at lower interest rates.

10 A Fund's performance may be adversely affected by the possibility that an issuer of a security held by a Fund may redeem the security prior to maturity at a price below its current market value.

11 Any failure of municipal securities invested in by a Fund to meet certain applicable legal requirements, or any proposed or actual changes in the federal or a state's tax law, could adversely affect shareholders of a Fund.

12 Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio could have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers. The Louisiana economy is heavily dependent upon energy prices, both oil and gas. Any adverse economic conditions or developments affecting the state of Louisiana or its municipalities could impact the Fund's portfolio. Investing in Louisiana municipal securities which meet the Fund's quality standards may not be possible if the state of Louisiana and its municipalities do not maintain their current credit ratings.

What are the Equity and Income Funds' Fees and Expenses?

Equity and Income funds

Fees and expenses

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	Capital Appreciation Fund Class A Shares	Capital Appreciation Fund Class B Shares	Louisiana Municipal Income Fund	Mid Cap Equity Fund Class A Shares	Mid Cap Equity Fund Class B Shares	Total Return Bond Fund	U.S. Government Income Fund
Shareholder Transaction Expenses
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	4.50%	None	3.00%	4.50%	None	3.00%	3.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	None	None	None	None	None	None	None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50% [1]	None	None	5.50% [1]	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None

Annual Fund Operating Expenses (Before Waivers)[2]
(As a percentage of average net assets)
Management Fee [3]	0.75%	0.75%	0.45%	0.75%	0.75%	0.70%	0.45%
Distribution (12b-1 Fee) [4]	0.25%	0.75%	0.25%	0.25%	0.75%	0.25%	0.25%
Shareholder Service Fee	None	0.25%	None	None	0.25%	None	None
Other Expenses	0.20%	0.20%	0.30%	0.95% [5]	0.95% [5]	0.33%	0.29%
Total Annual Fund Operating Expenses	1.20%	1.95% [6]	1.00%	1.95%	2.70% [6]	1.28%	0.99%
1 The contingent deferred sales charge is 5.50% in the first year, declining to 1.00% in the sixth year and then 0.00% thereafter. See "What do Shares Cost--Contingent Deferred Sales Charge."
2 Although not contractually obligated to do so, the Adviser, administrator, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended August 31, 2000.
Total Waiver of Fund Expenses	0.00%	0.00%	0.33%	0.23%	0.23%	0.30%	0.31%
Total Actual Annual Fund Operating Expenses (after waiver)	1.20%	1.95%	0.67%	1.72%	2.47%	0.98%	0.68%
3 The adviser voluntarily waived a portion of the management fee of Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund, and U.S. Government Income Fund. The voluntary waiver can be terminated at any time. The management fee paid by Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund, and U.S. Government Income Fund (after voluntary reduction) was 0.22%, 0.55%, 0.40%, and 0.24%, respectively, for the year ended August 31, 2000.
4 The distribution (12b-1) fee for Louisiana Municipal Income Fund and U.S. Government Income Fund has been voluntarily reduced. This voluntary reduction can be terminated at any time. The distribution (12b-1) fee paid by the Louisiana Municipal Income Fund and U.S. Government Income Fund (after voluntary reduction) was 0.15% for both funds for the year ended August 31, 2000.
5 The administrator voluntarily reduced a portion of its fee for the Mid Cap Equity Fund Class A and Class B Shares. The administrator can terminate this voluntary reduction at any time. Total other expenses paid by the Mid Cap Equity Fund Class A and Class B Shares (after voluntary reduction) was 0.92% and 0.92%, respectively.
6 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on the 15th of the following month. Class A Shares pay lower operating expenses than Class B Shares.

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EXAMPLE

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This Example is intended to help you compare the cost of investing in each of the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeemed all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds' operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Expenses assuming redemption
Capital Appreciation Fund--Class A Shares	$567	$814	$1,080	$1,839
Capital Appreciation Fund--Class B Shares	$748	$1,012	$1,252	$2,081
Louisiana Municipal Income Fund	$399	$609	$836	$1,488
Mid Cap Equity Fund--Class A Shares	$639	$1,035	$1,455	$2,622
Mid Cap Equity Fund--Class B Shares	$823	$1,238	$1,630	$2,851
Total Return Bond Fund	$426	$694	$981	$1,799
U.S. Government Income Fund	$398	$606	$831	$1,477
Expenses assuming no redemption
Capital Appreciation Fund--Class B Shares	$198	$612	$1,052	$2,081
Mid Cap Equity Fund--Class B Shares	$273	$838	$1,430	$2,851

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What are the Money Market Funds' Fees and Expenses?

MONEY MARKET FUNDS

FEES AND EXPENSES

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	Cash Reserve Fund Class A Shares	Cash Reserve Fund Class B Shares	U.S. Treasury Money Market Fund
Shareholder Transaction Expenses
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)	None	None	None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50% [1]	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(As a percentage of average net assets)
Management Fees	0.40%	0.40%	0.40%
Distribution (12b-1 fee) [2]	0.25%	0.75%	0.25%
Shareholder Services Fee	None	0.25%	None
Other Expenses	0.29%	0.29%	0.23%
Total Annual Fund Operating Expenses	0.94%	1.69% [3]	0.88%
1 The contingent deferred sales charge is 5.50% in the first year, declining to 1.00% in the sixth year and then 0.00% thereafter. See "What do Shares Cost--Contingent Deferred Sales Charge."
2 Under Rule 12b-1 distribution plans, U.S. Treasury Money Market Fund can pay the distributor up to 0.25% as a 12b-1 fee. The U.S. Treasury Money Market Fund did not pay or accrue the distribution (12b-1) fee during the fiscal year ended August 31, 2000. The U.S. Treasury Money Market Fund has no present intention of paying or accruing the distribution (12b-1) fee for the fiscal year ending August 31, 2001.
3 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on the 15th of the following month. Class A Shares pay lower operating expenses than Class B Shares.

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EXAMPLE

This Example is intended to help you compare the cost of investing in each of the Funds with the cost of investing in other funds. The Example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that each of the Funds' operating expenses are before waivers as shown in the table and remain the same. Wire-transferred redemption of less than $5,000 may be subject to additional fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Cash Reserve Fund-- Class A Shares	$ 96	$300	$ 520	$1,155
Cash Reserve Fund-- Class B Shares	$722	$933	$1,118	$1,799
U.S. Treasury Money Market Fund	$ 90	$281	$ 488	$1,084
Expenses assuming no redemption
Cash Reserve Fund-- Class B Shares	$172	$533	$ 918	$1,799

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Principal Securities in Which the Funds Invest

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  The Capital Appreciation Fund and the Mid Cap Equity Fund invest principally in equity securities including common stocks.
  The Louisiana Municipal Income Fund invests principally in tax exempt securities including general obligation bonds and special revenue bonds.
  The Total Return Bond Fund invests principally in fixed income securities including treasury securities and corporate debt securities in addition to mortgage backed securities, collateralized mortgage obligations and asset backed securities.
  The U.S. Government Income Fund invests principally in fixed income securities including treasury securities and agency securities in addition to collateralized mortgage obligations.
  The Cash Reserve Fund invests principally in fixed income securities including corporate debt securities, commercial paper and demand instruments in addition to repurchase agreements.
  The U.S. Treasury Money Market Fund invests principally in fixed income securities including treasury securities in addition to repurchase agreements.

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Following are descriptions of each of these principal types of investments.

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Funds invest as noted in the chart.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price.

A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the types of fixed income securities in which the Funds invest.

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Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment. Louisiana Municipal Income Fund invests in debt obligations, including industrial development bonds, issued on behalf of the state of Louisiana, its political subdivisions or agencies and debt obligations issued by or on behalf of any state, territory or possession of the United States, including the district of Columbia, or any political subdivision or agency of any of these.

Louisiana municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Louisiana municipal securities include industrial development and pollution control bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The interest from the municipal securities in which the Louisiana Municipal Income Fund invests is, in the opinion of bond counsel for the issuers, or in the opinion of officers of Hibernia Mutual Funds and/or the investment adviser to the Fund, exempt from both federal regular income tax and the personal income tax imposed by the state of Louisiana. (Municipal securities not issued by the state of Louisiana, its political subdivisions or agencies, which may generate interest income subject to the Louisiana personal income tax, may also be purchased by the Fund.)

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

A Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Temporary Defensive Investments

During times of unusual market conditions, for defensive purposes and to maintain liquidity, Capital Appreciation Fund, Mid Cap Equity Fund, Total Return Bond Fund, and U.S. Government Income Fund may invest in cash and money market instruments, such as the following:

  prime commercial paper (rated A-2 or above by Standard & Poor's (S&P), Prime-2 or above by Moody's Investors Service (Moody's), or F-2 or above by Fitch, IBCA, Inc. (Fitch)) and Europaper (rated A-2 or above or Prime-2 or above). In the case where commercial paper or Europaper has received different ratings from different NRSROs, such commercial paper or Europaper is an acceptable temporary investment so long as at least one rating is one of the preceding high-quality ratings and provided the Adviser has determined that such investment presents minimal credit risks;
  instruments of domestic and foreign banks and savings associations having capital, surplus, and undivided profits of over $100 million or if the principal amount of the instrument is insured by the FDIC or the Savings Association Insurance Fund ("SAIF"). These instruments include certificates of deposit, demand and time deposits, savings shares, ECDs, ETDs, Canadian Time Deposits, and bankers' acceptances;
  securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities;
  repurchase agreements; and
  other short-term money market instruments which are not rated but are determined by the Adviser to be of comparable quality to the other temporary obligations in which the Funds may invest.

Louisiana Municipal Income Fund may, from time to time, on a temporary basis, or when the Adviser determines that market conditions call for a temporary defensive posture, invest in short-term tax-exempt or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements. Louisiana Municipal Income Fund has no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those it considers to be of high quality. Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax.

For defensive purposes only, Total Return Bond Fund may also invest in acceptable investments of the Fund with short-term maturities.

Funds employing defensive tactics may not attain their stated goal relative to the period during which such tactics are employed.

INVESTMENT RATINGS

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, S&P, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. The U.S. Government Income Fund may invest in corporate bonds rated A or better by S&P, Moody's or Fitch. The Louisiana Municipal Income Fund, Mid Cap Equity Fund and Total Return Bond Fund each invest in securities rated Baa or better by Moody's or BBB or better by S&P or Fitch.

Money market instruments and commercial paper in which the Funds normally invest are rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's or F-1 or F-2 by Fitch.

The notes, warrants, rights and convertible securities in which the Funds invest are rated at least BBB by S&P or Fitch, or at least Baa by Moody's, or if not rated, are determined by the Adviser to be of comparable quality.

The securities in which the Cash Reserve Fund invests must be rated in the highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings. The Fund has been rated AAAm by Moody's and in the highest class of acceptable investments by the National Association of Insurance Companies.

If a security loses its rating or has its rating reduced after a Fund purchases it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

INDUSTRY CONCENTRATION

As previously stated, the Cash Reserve Fund may invest 25% or more of its assets in commercial paper and variable rate demand notes. Generally, in excess of 50% of the total assets of the Fund will be invested in commercial paper and variable rate demand notes. Commercial paper issued by finance companies will comprise more than 25% of the Fund's total assets, unless the Fund is in a temporary defensive position as a result of economic conditions. These policies may not be changed without shareholder approval. Concentration of the Fund's portfolio in such obligations may entail additional risks which are not encountered by funds with more diversified portfolios including credit risk to such finance companies and temporary demand and supply imbalances.

PORTFOLIO TURNOVER

The Capital Appreciation Fund, Mid Cap Equity Fund and Total Return Bond Fund actively trade portfolio securities in an attempt to achieve their respective goal. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on the Fund's performance.

What are the Specific Risks of Investing in a Fund?

STOCK MARKET RISKS

  The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.
  The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISKS RELATED TO INVESTING FOR GROWTH

  Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO COMPANY SIZE

  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

INTEREST RATE RISKS

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
  Many fixed income securities receive credit ratings from services such as S&P and Moody's. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

PREPAYMENT RISKS

  Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

  Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

CALL RISKS

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

TAX RISKS

  In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Louisiana Municipal Income Fund to shareholders to be taxable.
  Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

RISKS OF INVESTING IN LOUISIANA

Yields on Louisiana municipal securities depend on a variety of factors, including: the general conditions of the money market and the taxable and municipal security markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue. The ability of the Fund to achieve its goal also depends on the continuing ability of the issuers of Louisiana municipal securities to meet their obligations for the payment of interest and principal when due.

Further, the Louisiana economy is predominated by oil and gas; both the exploration and production. Any adverse economic conditions or developments affecting these industries, the state of Louisiana or its municipalities could impact the Fund's portfolio. Investing in Louisiana municipal securities which meet the Fund's quality standards may not be possible if the state of Louisiana and its municipalities do not maintain their current credit ratings.

The Fund may invest more than 25% of the value of its total assets in industrial development and pollution control bonds, which may result in more than 25% of the Fund's total assets being invested in one industry. The Fund may also invest more than 25% of its assets in housing bonds, which are revenue bonds. Legislative actions at the state or federal level, changes in national or regional economic conditions, or changes in the quality of mortgages securing some housing bonds are some of the factors that could affect housing bonds.

Other factors that may affect the Fund's returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities.

Non-diversification

The Fund is a non-diversified investment company. An investment in the Fund, therefore, may entail greater risk than would exist in a diversified investment company because the higher percentage of investments across fewer issuers could result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund's portfolio could have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers. The Fund will attempt to minimize the risks associated with a non-diversified portfolio by limiting, with respect to 75% of the Fund's total assets, investments in one issuer to not more than 10% of the value of its total assets. The total amount of the remaining 25% of the value of the Fund's total assets could be invested in a single issuer, but only if the investment adviser believes such a strategy to be prudent. In addition, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that at the end of each quarter of the taxable year, the aggregate value of all investments in any one issuer (except U.S. government obligations, cash, and money market instruments) which exceed 5% of the Fund's total assets not exceed 50% of the value of the Fund's total assets.

What do Shares Cost?

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You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund and U.S. Government Income Fund (collectively, the Equity and Income Funds) receive your transaction request in proper form (as described in this prospectus), it is processed at the next calculated NAV plus any applicable front-end sales charge (public offering price). From time to time a Fund may purchase foreign securities that trade on foreign markets on days the NYSE is closed. The value of a Fund's assets may change on days you cannot purchase or redeem Shares. NAV of the Equity and Income Funds is determined at the end of regular trading (normally 3:00 p.m. Central time) each day the NYSE is open.

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The Capital Appreciation Fund and Mid Cap Equity Fund generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

The Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund generally value fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service.

The Cash Reserve Fund and U.S. Treasury Money Market Fund (the Money Market Funds) attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Funds cannot guarantee that their NAV will always remain at $1.00 per Share. The Money Market Funds do not charge a front-end sales charge. NAV of the Money Market Funds is determined at 11:00 a.m. (Central time) and as of the end of regular trading (normally 3:00 p.m. Central time) each day the NYSE is open.

The minimum initial investment for each Fund is $1,000. With respect to the Money Market Funds, if the investment is in a retirement plan, the minimum initial investment is $250. Subsequent investments must be in amounts of at least $100. The Funds may choose to waive these minimum investment requirements for Hibernia National Bank or its affiliates and for directors and employees of Hibernia National Bank and the immediate family members of these individuals.

The following tables summarize the maximum sales charge that you will pay on an investment in a Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU PURCHASE

Class A Shares of Capital Appreciation Fund and Mid Cap Equity Fund are sold with a sales charge as follows:

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Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $750,000	2.00%	2.04%
$750,000 but less than $1 million	1.00%	1.01%
$1 million but less than $2 million	0.50%	0.50%
$2 million or greater	0.25%	0.25%

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Shares of Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund are sold with a sales charge as follows:

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Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	3.00%	3.09%
$100,000 but less than $250,000	2.50%	2.56%
$250,000 but less than $500,000	2.00%	2.04%
$500,000 but less than $750,000	1.00%	1.01%
$750,000 but less than $1 million	0.75%	0.76%
$1 million but less than $2 million	0.50%	0.50%
$2 million or greater	0.25%	0.25%

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If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Funds' Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

The sales charge at purchase may be reduced or eliminated by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
  -- by you, your spouse, and your children under age 21; or
  -- of the same share class of two or more Funds (other than Money Market Funds);
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

  within 30 days (within 120 days for IRA accounts) of redeeming Shares of an equal or lesser amount of the same share class;
  by exchanging shares from the same share class of another Fund (other than a Money Market Fund);
  through wrap accounts or other investment programs where you pay the investment professional directly for services;
  through investment professionals that receive no portion of the sales charge;
  as a Trustee or employee of the Funds, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals;
  through the Trust Division of HNB or other affiliates of Hibernia, for Funds which are held in a fiduciary, agency, custodial or similar capacity.

SALES CHARGE WHEN YOU REDEEM

Redemption proceeds of Class B Shares of Capital Appreciation Fund and Mid Cap Equity Fund may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

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Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund
Shares Held Up To	CDSC
1 year	5.50%
2 years	4.50%
3 years	4.00%
4 years	3.00%
5 years	2.00%
6 years	1.00%
7 years or more	0.00%

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If your investment qualifies for elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Class B Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 30 days (120 days for an IRA account) of redeeming Shares of an equal or lesser amount;
  that you exchanged into the same share class of another Fund if the shares were held for the applicable CDSC holding period (other than a Money Market Fund);
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if a Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or
  upon the death of the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Funds redeem your Shares in this order:

  Shares acquired through the reinvestment of dividends and long-term capital gains;
  Shares held for more than six full years from the date of purchase; and
  Shares held for fewer than seven years on a first-in, first-out basis.

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

CONVERSION FEATURE

Class B Shares include all Class B Shares which have been outstanding for less than the period ending eight years after the end of the month in which the shareholder's order to purchase Class B Shares was accepted. At the end of this eight-year period, Class B Shares will automatically convert to Class A Shares of, as applicable, Capital Appreciation Fund, Mid Cap Equity Fund or Cash Reserve Fund, in which case the Shares will be subject to a lower Rule 12b-1 distribution fee which is assessed on Class A Shares and will no longer be subject to a shareholder services fee. Such conversion will be on the basis of the relative NAV of the two classes, without the imposition of any sales charge, fee or other charge. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time sufficient for the distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution-related expe nses. This conversion is a non-taxable event.

For purposes of conversion to Class A Shares, Class B Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares in a shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's Fund account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

How are the Funds Sold?

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The Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund each offer two Share classes: Class A Shares and Class B Shares, each representing interests in a single portfolio of securities. The Louisiana Municipal Income Fund, Total Return Bond Fund, U.S. Government Income Fund, and U.S. Treasury Money Market Fund each offer a single class of Shares.

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The Funds' Distributor, Federated Securities Corp., markets the Funds' Shares described in this prospectus to institutions or individuals, directly or through investment professionals. The Louisiana Municipal Income Fund may not be a suitable investment for retirement plans or for non-Louisiana taxpayers because it invests in Louisiana municipal securities.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12b-1 PLAN

The Funds (except U.S. Treasury Money Market Fund) have adopted a Rule 12b-1 Plan, which allows each Fund to pay fees for marketing and administrative services to the Distributor and investment professionals for the sale, distribution and customer servicing of a Fund's Shares. Because these Shares pay marketing and administrative fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through Hibernia National Bank (HNB), Hibernia Investments, L.L.C. (HISI) or an investment professional (broker/dealer). Shares of the Money Market Funds may be purchased directly from the Distributor. The Funds reserve the right to reject any request to purchase or exchange Shares.

THROUGH HNB OR HISI

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  You may call HNB to place an order to purchase Shares of all the Funds, except Class B Shares of Capital Appreciation Fund and Mid Cap Equity Fund. (Call toll-free 1-800-999-0426).
  You may call HISI toll-free at 1-800-999-0124 to purchase Shares of all the Funds. Texas residents may purchase Shares only through HISI.

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Purchase orders for the Funds (except the Money Market Funds) are considered received when the appropriate Fund is notified of the purchase order. Purchase orders must be received by HNB or HISI before 3:00 p.m. (Central time) and must be transmitted by HNB or HISI to the appropriate Fund or its agent before 3:00 p.m. (Central time) in order for Shares to be purchased at that day's public offering price.

Payment for Shares of the Money Market Funds may be made either by check or federal funds. Payment by check must be included with the order.

Purchase orders for the Money Market Funds are considered received after payment by check is converted into federal funds. When payment is made with federal funds, the order is considered received immediately. Payment by federal funds must be received before 11:00 a.m. (Central time) on the same day as the order to earn dividends for that day. Purchase orders for the Money Market Funds may still be placed after 11:00 a.m. (Central time) but payment for such orders by federal funds must be received before 2:00 p.m. (Central time) and you will not earn dividends for that day. If your check does not clear, your purchase order will be canceled and you could be liable for any losses or fees the Funds or their transfer agent incurs.

Federal funds should be wired as follows:

Hibernia National Bank,
New Orleans, Louisiana

All requests must include:

  Shareholder Name;
  Fund Name and Share Class;
  Title or name of account;
  and Wire Order Number.

Shares cannot be purchased by wire on holidays when wire transfers are restricted.

THROUGH A BROKER/DEALER

  You may place an order through brokers and dealers to purchase Shares of the Funds (except U.S. Treasury Money Market Fund and Class A Shares of Cash Reserve Fund). Shares will be purchased at the public offering price next determined after the Fund receives the purchase request from HNB or HISI, which forwards the request to the transfer agent.
  Purchase requests through registered broker/dealers must be received by Hibernia National Bank or HISI and transmitted to the Fund before 3:00 p.m. (Central time) in order for shares to be purchased at that day's public offering price.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the NAV next determined after an order is received, plus the applicable sales charge, if any. A shareholder of a Fund may apply for participation in this program through HNB or HISI.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  directly from HNB or HISI if you purchased Shares directly from one of them; or
  through an investment professional if you purchased Shares through an investment professional.

DIRECTLY FROM HNB OR HISI

By Telephone

You may redeem or exchange Shares by calling HNB at 1-800-999-0124, HISI at 1-800-999-0426, or the Fund once you have completed the appropriate authorization form (you may exchange Shares by calling the Distributor directly).

Equity and Income Funds

If you call before the end of regular trading on the NYSE (normally 3:00 p.m. Central time) to redeem Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund or U.S. Government Income Fund, you will receive a redemption amount based on that day's NAV.

Money Market Funds

If you call before 2:00 p.m. (Central time) to redeem from a Money Market Fund, your redemption will be wired to you the same day. If you call before 11:00 a.m. (Central time) you will not receive that day's dividend.

If you call after 2:00 p.m. (Central time) to redeem from a Money Market Fund, your redemption will be wired to you the following business day. You will receive that day's dividend.

By Mail

You may redeem or exchange Shares by mailing a written request to HNB or HISI.

Equity and Income Funds

You will receive a redemption amount based on the next calculated NAV after the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund or U.S. Government Income Fund receives your written request in proper form.

Money Market Funds

Your redemption request for a Money Market Fund will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

HISI
313 Carondelet Street
New Orleans, Louisiana 70130

All requests must include:

  Shareholder Name;
  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or HISI at 1-800-999-0426 if you need special instructions.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 3:00 p.m. Central time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member.

A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record or wired to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to five days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

Shareholders of any of the Funds are shareholders of Hibernia Funds. You may exchange Class A Shares of Capital Appreciation Fund, Mid Cap Equity Fund, and Cash Reserve Fund or Shares of Louisiana Municipal Income Fund, Total Return Bond Fund, U.S. Government Income Fund, and U.S. Treasury Money Market Fund for Shares of each of the portfolios of Hibernia Mutual Funds through a telephone exchange program. Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund, and Cash Reserve Fund may exchange Class B Shares through a telephone exchange program.

To do this, you must:

  ensure that the account registrations are identical;
  you must exchange Shares having an NAV of at least $1,000; and
  receive a prospectus for the Fund into which you wish to exchange.

When an exchange is made from a Fund with a front end sales charge to a Fund with no front end sales charge, the shares exchanged and acquired through reinvested dividends retain the character of the exchanged Shares for purposes of exercising further exchange privileges; thus, an exchange of such Shares for Shares of a Fund with a front end sales charge would be at NAV.

An exchange of Class B shares for Class B Shares of another Hibernia Fund will not be subject to a CDSC. However, if the shareholder redeems the exchanged-for Shares within six years of the original purchase of Class B Shares, a CDSC will be imposed. For purposes of computing the CDSC, the length of time the shareholder has owned Class B Shares will be measured from the date of original purchase and will not be affected by the exchange.

The Funds may modify or terminate the exchange privilege at any time. The Funds' management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Funds and other shareholders. If this occurs, the Funds may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Hibernia Funds.

SYSTEMATIC WITHDRAWAL PROGRAM (SWP)

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the new account form or contact your investment professional, HNB or HISI. Your account value must have a value of at least $10,000, other than retirement accounts, at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares of Capital Appreciation Fund, Mid Cap Equity Fund or Shares of Louisiana Municipal Income Fund, Total Return Bond Fund, or U.S. Government Income Fund subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program On
Class B Shares

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You will not be charged a CDSC on systematic withdrawal program redemptions if:

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  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds no longer issue share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Funds, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges except for systematic transactions. In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Capital Appreciation Fund and Mid Cap Equity Fund declare and pay any dividends quarterly to shareholders. The Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund declare and pay any dividends monthly to shareholders. Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend. The Money Market Funds declare any dividends daily and pay them monthly to shareholders.

If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares (other than Money Market Fund Shares) just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your investment professional or HNB for information concerning when dividends and capital gains will be paid.

The Money Market Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. For all the Funds (except Louisiana Municipal Income Fund), Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

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Fund	Distributions are expected to be primarily
Capital Appreciation Fund	Capital Gains
Mid Cap Equity Fund	Capital Gains
Total Return Bond Fund	Dividends
U.S. Government Income Fund	Dividends
Cash Reserve Fund	Dividends
U.S. Treasury Money Market Fund	Dividends

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With regard to the Louisiana Municipal Income Fund, it is anticipated that distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund's dividends will be exempt from Louisiana state personal income tax to the extent they are derived from interest on obligations exempt from Louisiana personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. It is likely that you will be required to include interest from a portion of the municipal securities owned by the Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Funds?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, HNB. The Adviser manages the Funds' assets, including buying and selling portfolio securities. The Adviser's address is Hibernia Funds, P.O. Box 61540, New Orleans, Louisiana 70161.

HNB, a national bank organized in 1890, is a wholly owned subsidiary of Hibernia Corporation ("Hibernia"). HNB has acted as investment adviser to the Trust since its inception in 1988. Through its subsidiaries and affiliates, Hibernia offers a full range of financial services to the public, including commercial lending, depository services, cash management, retail banking, mortgage banking, discount brokerage, investment counseling, international banking, and trust services.

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Hibernia is the largest publicly traded national banking company headquartered in Louisiana, Texas, Oklahoma, Arkansas or Mississippi. Hibernia is a $15.3-billion-asset organization with 250 banking locations in 33 Louisiana parishes and 13 Texas counties. It is either first, second or third in deposit market share in 31 Louisiana parishes and six Texas counties. Hibernia's Louisiana markets represent approximately 80% of the state's population and 84% of its deposits. Its statewide Louisiana deposit share is 22.3%.

As of December 31, 1999, the Trust Group had $9 billion under administration of which it had investment discretion over $3.7 billion.

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As part of their regular banking operations, HNB may make loans to public companies. Thus, it may be possible, from time to time, for a Fund to hold or acquire the securities of issuers which are also lending clients of HNB. The lending relationship will not be a factor in the selection of securities.

John A. Cain became Capital Appreciation Fund's portfolio manager in March 1995 and Mid Cap Equity Fund's portfolio manager in June 1998. Mr. Cain is a Vice President and Trust Investment Officer, specializing in equity and balanced account management for Hibernia since May 1985. He has 40 years of investment management experience both in the brokerage and trust industries. He earned his B.B.A. from the University of Mississippi.

Jeffrey R. Tanguis has been Louisiana Municipal Income Fund's portfolio manager since 1988 and portfolio manager of Total Return Bond Fund since 1995. Mr. Tanguis joined Hibernia in 1984 and is currently a Vice President and Trust Investment Officer of Hibernia. Mr. Tanguis received a B.S. from Louisiana State University.

Martin C. Sirera has been the portfolio manager of the U.S. Government Income Fund, Cash Reserve Fund and U.S. Treasury Money Market Fund since 1999. Mr. Sirera joined Hibernia National Bank in 1996 and is currently a Vice President, Trust Investment Officer and a portfolio manager responsible for monitoring and managing personal trust, employee benefit, and investment management agency accounts. Prior to joining Hibernia, Mr. Sirera was a portfolio manager for Regions Bank in Mobile, Alabama from October 1995 through March 1996. Before that, he was a portfolio manager for First NBC in New Orleans, Louisiana from January 1993 through September 1995. Mr. Sirera is a Chartered Financial Analyst and received his B.S. degree in Finance from the University of New Orleans.

ADVISORY FEES

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The Adviser receives a monthly investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets, as follows: Capital Appreciation Fund--0.75%; Louisiana Municipal Income Fund--0.45%; Mid Cap Equity Fund--0.75%, Total Return Bond Fund--0.70%; U.S. Government Income Fund--0.45%; Cash Reserve Fund and U.S. Treasury Money Market Fund--0.40%. The Adviser may voluntarily choose to waive a portion of its fee or reimburse a Fund for certain operating expenses.

Financial Information

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FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand a Fund's financial performance for its past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young, LLP whose report, along with the Funds' audited financial statements, is included in the Annual Report.

Hibernia Funds Financial Highlights

(For a share outstanding throughout each period)

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Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain/(Loss) on Investment Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Distributions in Excess of Net Investment Income
Capital Appreciation Fund--Class A Shares
1996	$16.09	0.19	2.62	2.81	(0.19)	(0.84)	--
1997	$17.87	0.15	6.51	6.66	(0.16)	(1.99)	--
1998	$22.38	0.08	1.09	1.17	(0.07)	(2.34)	--
1999	$21.14	0.01	7.73	7.74	(0.00) [8]	(2.79)	(0.02) [3]
2000	$26.07	(0.01)	4.50	4.49	--	(3.15)	--
Capital Appreciation Fund--Class B Shares
1997 [1]	$18.90	(0.01) [2]	3.48	3.47	--	--	(0.05) [3]
1998	$22.32	(0.06)	1.07	1.01	--	(2.34)	--
1999	$20.99	(0.16)	7.66	7.50	--	(2.79)	--
2000	$25.70	(0.18)	4.39	4.21	--	(3.15)	--
Louisiana Municipal Income Fund
1996	$10.99	0.60	(0.05)	0.55	(0.60)	--	--
1997	$10.94	0.57	0.28	0.85	(0.58)	--	--
1998	$11.21	0.56	0.32	0.88	(0.57)	(0.05)	(0.00) [3,8]
1999	$11.47	0.54	(0.54)	0.00	(0.54)	(0.08)	--
2000	$10.85	0.56	0.09	0.65	(0.55)	(0.10)	--
Mid Cap Equity Fund--Class A Shares
1998 [7]	$10.00	(0.01)	(1.85)	(1.86)	--	--	--
1999	$8.14	(0.05) [2]	3.26	3.21	--	--	--
2000	$11.35	(0.05)	4.71	4.66	--	--	--
Mid Cap Equity Fund - Class B Shares
1998 [7]	$10.00	(0.01)	(1.86)	(1.87)	--	--	--
1999	$8.13	(0.13) [2]	3.29	3.16	--	--	--
2000	$11.29	(0.11)	4.63	4.52	--	--	--
Total Return Bond Fund
1996	$10.05	0.56	(0.27)	0.29	(0.57)	--	--
1997	$9.77	0.60	0.23	0.83	(0.61)	--	--
1998	$9.99	0.58	0.35	0.93	(0.58)	(0.07)	(0.00) [3,8]
1999	$10.27	0.58	(0.57)	0.01	(0.57)	(0.03)	--
2000	$9.68	0.59	(0.07)	0.52	(0.58)	--	--

1 Reflects operations for the period from December 2, 1996 (date of initial public offering) to August 31, 1997.

2 Per share information presented is based on the monthly average number of shares outstanding divided by the net operating loss due to large fluctuations in the number of shares outstanding during the period.

3 These distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal tax purposes.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

			Ratio to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return [4]	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement [6]	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(1.03)	$17.87	18.03%	1.24%	1.08%	--	$169,648	69%
(2.15)	$22.38	39.56%	1.24%	0.72%	--	$283,040	62%
(2.41)	$21.14	5.12%	1.21%	0.32%	--	$279,778	62%
(2.81)	$26.07	38.35%	1.22%	0.03%	--	$352,876	44%
(3.15)	$27.41	18.55%	1.20%	(0.04%)	--	$380,073	8%

(0.05)	$22.32	18.40%	1.99% [5]	(0.09%) [5]	--	$4,635	62%
(2.34)	$20.99	4.36%	1.96%	(0.44%)	--	$10,840	62%
(2.79)	$25.70	37.35%	1.98%	(0.73%)	--	$18,435	44%
(3.15)	$26.76	17.65%	1.95%	(0.79%)	--	$21,159	8%

(0.60)	$10.94	5.04%	0.74%	5.37%	0.08%	$65,717	17%
(0.58)	$11.21	8.31%	0.69%	5.19%	0.08%	$101,441	17%
(0.62)	$11.47	8.04%	0.66%	4.94%	0.08%	$98,711	24%
(0.62)	$10.85	(0.08%)	0.66%	4.77%	0.29%	$92,702	17%
(0.65)	$10.85	6.23%	0.67%	5.20%	0.33%	$93,684	12%

--	$8.14	(18.60%)	1.89% [5]	(0.48%) [5]	0.20% [5]	$13,422	1%
--	$11.35	39.43%	1.76%	(0.44%)	0.70%	$18,283	55%
--	$16.01	41.06%	1.72%	(0.35%)	0.23%	$26,171	32%

--	$8.13	(18.70%)	2.76% [5]	(1.22%) [5]	0.17% [5]	$567	1%
--	$11.29	38.87%	2.51%	(1.21%)	0.63%	$1,990	55%
--	$15.81	40.04%	2.47%	(1.10%)	0.23%	$4,090	32%

(0.57)	$9.77	2.90%	1.29%	5.57%	--	$71,188	38%
(0.61)	$9.99	8.71%	1.29%	6.00%	--	$71,867	65%
(0.65)	$10.27	9.51%	1.08%	5.66%	0.17%	$79,957	31%
(0.60)	$9.68	(0.03%)	0.99%	5.69%	0.30%	$79,913	20%
(0.58)	$9.62	5.53%	0.98%	6.04%	0.30%	$77,909	11%

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and net investment income ratios.

7 Reflects operations for the period from July 13, 1998 (date of initial public offering) to August 31, 1998.

8 Amount is less than $0.01 per share.


Hibernia Funds Financial Highlights

(For a share outstanding throughout each period)


Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain/(Loss) on Investment Transactions	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Distributions in Excess of Net Investment Income
U.S. Government Income Fund
1996	$10.14	0.67	(0.30)	0.37	(0.69)	--	--
1997	$9.82	0.62	0.18	0.80	(0.64)	--	--
1998	$9.98	0.61	0.34	0.95	(0.60)	--	--
1999	$10.33	0.57	(0.52)	0.05	(0.57)	--	--
2000	$9.81	0.58	0.03	0.61	(0.57)	--	--
Cash Reserve Fund--Class A Shares
1996	$1.00	0.05	--	0.05	(0.05)	--	--
1997	$1.00	0.05	--	0.05	(0.05)	--	--
1998	$1.00	0.05	--	0.05	(0.05)	--	--
1999	$1.00	0.04	--	0.04	(0.04)	--	--
2000	$1.00	0.05	--	0.05	(0.05)	--	--
Cash Reserve Fund--Class B Shares
1999 [1]	$1.00	0.03	--	0.03	(0.03)	--	--
2000	$1.00	0.04	--	0.04	(0.04)	--	--
U.S. Treasury Money Market Fund
1996	$1.00	0.05	--	0.05	(0.05)	--	--
1997	$1.00	0.05	--	0.05	(0.05)	--	--
1998	$1.00	0.05	--	0.05	(0.05)	--	--
1999	$1.00	0.04	--	0.04	(0.04)	--	--
2000	$1.00	0.05	--	0.05	(0.05)	--	--

1 Reflects operations for the period from September 4, 1998 (date of initial public offering) to August 31, 1999.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios.

			Ratio to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return [2]	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement [4]	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(0.69)	$9.82	3.72%	0.87%	6.64%	0.06%	$37,544	27%
(0.64)	$9.98	8.39%	0.88%	6.31%	0.06%	$59,438	72%
(0.60)	$10.33	9.74%	0.73%	5.98%	0.06%	$83,535	44%
(0.57)	$9.81	0.41%	0.70%	5.55%	0.27%	$84,242	24%
(0.57)	$9.85	6.47%	0.68%	5.96%	0.31%	$85,724	15%

(0.05)	$1.00	4.79%	0.87%	4.69%	--	$168,344	--
(0.05)	$1.00	4.70%	0.89%	4.59%	--	$150,377	--
(0.05)	$1.00	4.82%	0.89%	4.72%	--	$149,219	--
(0.04)	$1.00	4.23%	0.92%	4.16%	--	$157,099	--
(0.05)	$1.00	5.10%	0.94%	5.03%	--	$232,410	--

(0.03)	$1.00	3.37%	1.67% [3]	3.35% [3]	--	$77	--
(0.04)	$1.00	4.31%	1.69%	4.27%	--	$189	--

(0.05)	$1.00	5.08%	0.44%	4.95%	0.22%	$136,068	--
(0.05)	$1.00	4.92%	0.50%	4.81%	0.14%	$154,624	--
(0.05)	$1.00	4.89%	0.63%	4.78%	--	$175,133	--
(0.04)	$1.00	4.23%	0.63%	4.14%	--	$213,793	--
(0.05)	$1.00	5.15%	0.63%	4.99%	--	$198,457	--


Hibernia Funds

Hibernia Capital Appreciation Fund

Class A Shares and Class B Shares

Hibernia Louisiana Municipal Income Fund

Hibernia Mid Cap Equity Fund

Class A Shares and Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund

Class A Shares and Class B Shares

Hibernia U.S. Treasury Money Market Fund

Portfolios of Hibernia Funds

October 31, 2000


A Statement of Additional Information (SAI) dated August 31, 2000, is incorporated by reference into this prospectus. Additional information about the Funds' investments is contained in the Funds' Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Trust at 1-800-999-0124.


You can obtain information about the Funds (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


Hibernia Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.Hiberniafunds.com


Federated Securities Corp., Distributo


Investment Company Act File No. 811-5536
Cusip 428661102
Cusip 428661201
Cusip 428661508
Cusip 428661607
Cusip 428661706
Cusip 428661805
Cusip 428661888
Cusip 428661300
Cusip 428661409
Cusip 428661870
006584 (10/00)


Federated Securities Corp., Distributor of the funds

006584 (10/00)

STATEMENT OF ADDITIONAL INFORMATION

HIBERNIA CAPITAL APPRECIATION FUND - CLASS A SHARES AND CLASS B SHARES

HIBERNIA LOUISIANA MUNICIPAL INCOME FUND

HIBERNIA MID CAP EQUITY FUND - CLASS A SHARES AND CLASS B SHARES

HIBERNIA TOTAL RETURN BOND FUND

HIBERNIA U.S. GOVERNMENT INCOME FUND

HIBERNIA CASH RESERVE FUND - CLASS A SHARES AND CLASS B SHARES

HIBERNIA U.S. TREASURY MONEY MARKET FUND

(PORTFOLIOS OF HIBERNIA FUNDS)


     This Statement of Additional  Information  (SAI) is not a prospectus.  Read this SAI in conjunction  with the prospectus for Hibernia  Capital  Appreciation
Fund,  Class A Shares and Class B Shares,  Hibernia  Louisiana  Municipal Income
Fund, Hibernia Mid Cap Equity Fund, Class A Shares and Class B Shares,  Hibernia
Total Return Bond Fund,  Hibernia  U.S.  Government  Income Fund,  Hibernia Cash
Reserve  Fund,  Class A Shares and Class B Shares,  and Hibernia  U.S.  Treasury
Money Market Fund dated October 31, 2000.


     This SAI  incorporates  by reference the Funds' Annual  Report.  Obtain the prospectus or the Annual Report without charge by calling 1-800-999-0124.


October 31, 2000

CONTENTS
How are the Funds Organized?                      2
Securities in Which the Funds Invest              2
Securities Descriptions, Techniques and Risks     5
What do Shares Cost?                             24
How are the Funds Sold?                          26
Exchanging Securities for Shares                 27
Redemption in Kind                               27
Massachusetts Partnership Law                    27
Account and Share Information                    27
Tax Information                                  29
Who Manages and Provides Services to the Funds?  30
How Do the Funds Measure Performance?            35
Financial Information                            40
Investment Ratings                               41
Addresses                               Inside Back Cover

CUSIP 428661102 CUSIP 428661201 CUSIP 428661508 CUSIP 428661607 CUSIP 428661706
CUSIP 428661805 CUSIP 428661888 CUSIP 428661300 CUSIP 428661409 CUSIP 428661870
006897 (10/00)

HOW ARE THE FUNDS ORGANIZED?

     Hibernia Capital  Appreciation Fund (Capital  Appreciation Fund),  Hibernia
Mid Cap Equity  Fund (Mid Cap Equity  Fund),  Hibernia  Total  Return  Bond Fund
(Total Return Bond Fund),  Hibernia U.S. Government Income Fund (U.S. Government
Income Fund) (together,  the Equity and Income Funds) are diversified portfolios of Hibernia  Funds  (Trust).  Hibernia Cash Reserve Fund (Cash Reserve Fund) and
Hibernia U.S.  Treasury Money Market Fund (U.S.  Treasury Money Market Fund, and
together  with Cash Reserve Fund,  the Money Market Funds) are also  diversified portfolios of the Trust.  Louisiana  Municipal Income Fund is a  non-diversified portfolio of the Trust. The Trust is an open-end,  management investment company that was  established  as a  Massachusetts  business trust under the laws of the
Commonwealth of  Massachusetts on April 8, 1988. The Trust changed its name from
Tower Mutual Funds to Hibernia Funds on November 1, 1998.

     The Board of Trustees (the Board) has  established two classes of shares of the Capital  Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund, known as Class A Shares and Class B Shares.  This SAI  relates to all of the Funds and their respective  classes of Shares (Shares).  The Funds' investment  adviser is
Hibernia National Bank (Adviser).

SECURITIES IN WHICH THE FUNDS INVEST

------------------------------------------------------------------------------

Following is a table that indicates which types of securities are a: P =
PRINCIPAL investment of a Fund; (shaded in chart) A = ACCEPTABLE (but not principal) investment of a Fund; or N = NOT AN ACCEPTABLE investment of a Fund.

-----------------------------------------------------------------------------------------
SECURITIES IN     CAPITAL       LOUISIANA   MID CAP  TOTAL   U.S.          CASH      U.S.
WHICH THE FUNDS   APPRECIATION  MUNICIPAL   EQUITY   RETURN  GOVERNMENT    RESERVE   TREASURY
INVEST:           FUND          INCOME      FUND     BOND    INCOME FUND   FUND      MONEY
                                FUND                 FUND                            MARKET FUND

EQUITY SECURITIES   P           N            P        N          N           N         N
COMMON STOCKS       P           N            P        N          N           N         N
PREFERRED           A           N            A        N          N           N         N
 STOCKS
WARRANTS            A           N            A        N          N           N         N
FIXED INCOME        A           A            A        P          P           P         P
SECURITIES
  TREASURY          A           A            A        P          P           A         P
  SECURITIES
  AGENCY            A           A            A        A          P           A         N
  SECURITIES
  CORPORATE DEBT    A           A            A        P          A           P         N
  SECURITIES
  COMMERCIAL        A           A            A        A          A           P         N
  PAPER1

SECURITIES IN     CAPITAL       LOUISIANA   MID CAP  TOTAL   U.S.          CASH      U.S.
WHICH THE FUNDS   APPRECIATION  MUNICIPAL   EQUITY   RETURN  GOVERNMENT    RESERVE   TREASURY
INVEST:           FUND          INCOME      FUND     BOND    INCOME FUND   FUND      MONEY
                                FUND                 FUND                            MARKET FUND

  DEMAND            A           A            A        A          N           P            N
  INSTRUMENTS

  TAXABLE           N           A            N        A          A           N            N
  MUNICIPAL
  SECURITIES

  MORTGAGE          N           N            N        P          A           N            N
  BACKED
  SECURITIES

  COLLATERALIZED    N           N            N        P          P           N            N
  MORTGAGE
  OBLIGATIONS

  (CMOS)

  SEQUENTIAL CMOS   N           N            N        A          A           N            N

  Z CLASSES AND     N           N            N        N          A           N            N
  RESIDUAL
  CLASSES

  ASSET BACKED      N           N            N        P          A           A            N
  SECURITIES

  ZERO COUPON       A           A            A        A          A           A            A
  SECURITIES

  BANK              A           A            A        A          A           A            N
  INSTRUMENTS

  CREDIT            N           A            N        N          N           A            N
  ENHANCEMENT

CONVERTIBLE         A           N            A        A          A           N            N
SECURITIES

TAX EXEMPT          N           P            N        A          N           N            N
SECURITIES

  GENERAL           N           P            N        N          N           N            N
  OBLIGATION
  BONDS

  SPECIAL           N           P            N        N          N           N            N
  REVENUE BONDS

  PRIVATE           N           A            N        N          N           N            N
  ACTIVITY BONDS


SECURITIES IN     CAPITAL       LOUISIANA   MID CAP  TOTAL   U.S.          CASH      U.S.
WHICH THE FUNDS   APPRECIATION  MUNICIPAL   EQUITY   RETURN  GOVERNMENT    RESERVE   TREASURY
INVEST:           FUND          INCOME      FUND     BOND    INCOME FUND   FUND      MONEY
                                FUND                 FUND                            MARKET FUND

  TAX INCREMENT     N              A         N        N          N           N       N
  FINANCING BONDS

  MUNICIPAL NOTES   N              A         N        N          N           N       N

  MUNICIPAL         N              A         N        N          N           N       N
  LEASES

  PARTICIPATION     N              A         N        N          N           N       N
    INTERESTS

  VARIABLE RATE     N              A         N        A          N           A       N
  DEMAND
  INSTRUMENTS

FOREIGN             A              N         A        A          N          N        N
SECURITIES 2

  DEPOSITARY        A              N         A        A          N           N       N
  RECEIPTS

  FOREIGN          A               N         A        A          N           N       N
  EXCHANGE
  CONTRACTS

  FOREIGN          A               N         A        A          N           N       N
  GOVERNMENT
  SECURITIES

  BRADY BONDS      A               N         A        A          N           N       N

DERIVATIVE         A               A         A        A          A           N       N
CONTRACTS

  FUTURES          A               A         A        A          A           N       N
  CONTRACTS3/4

  OPTIONS3         A               A         A        A          A           N       N

SPECIAL            A               A         A        A          A           A       N
TRANSACTIONS

  REPURCHASE       A               A         A        A          A           P       P
  AGREEMENTS

  REVERSE          A               A         A        A          A           A       N
  REPURCHASE
  AGREEMENTS

  DELAYED          A               A         A        A          A           A       A
  DELIVERY
  TRANSACTIONS

  TO BE            A               A         N        N          A           A       N
  ANNOUNCED
  SECURITIES

  (TBAS)

  DOLLAR ROLLS    A                A         N        A          A           A       N

  SECURITIES      A                A         A        A          A           N       N
  LENDING

  ASSET COVERAGE  A                A         A        A          A           A       N

  SHARES OF       A                A         A        A          A           A       A
  OTHER
  INVESTMENT
  COMPANIES

  RESTRICTED AND  A                A         A        A          A           A       A
  ILLIQUID

  SECURITIES5


     1 Cash Reserve Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance  companies.

     2 The Capital  Appreciation Fund, Mid Cap Equity Fund and Total Return Fund
will only purchase  securities issued in U.S. dollar  denominations and will not invest more than 15% of total assets in foreign securities.

     3 The Capital  Appreciation  Fund and Mid Cap Equity Fund may utilize stock index futures  contracts,  options and options on stock index futures contracts, subject to the limitation that the value of these futures  contracts and options will not  exceed  20% of the  Fund's  total  assets.  Each Fund  will  limit its purchase of options so that not more than 20% of its net assets will be invested in option  premiums.  Each Fund will limit its option writing so that the assets underlying such options will not exceed 25% of its total net assets.

     4 A Fund will not  participate  in futures  transactions  if the sum of its initial  margin  deposits will exceed 5% of the value of the market value of the
Fund's total assets, after taking into account the unrealized profits and losses on those contracts into which it has entered.

     5 The  Funds  may  invest  up to 10% of their  respective  total  assets in restricted  securities.  Capital  Appreciation Fund,  Louisiana Municipal Income
Fund, Mid Cap Equity Fund,  Total Return Bond Fund, and U.S.  Government  Income
Fund will limit investments in illiquid  securities  (including,  as applicable, certain  restricted  securities  not  determined  by the  Trustees to be liquid, non-negotiable time deposits,  repurchase agreements providing for settlement in more than seven days after notice, and over-the-counter options) to 15% of their respective net assets. The Money Market Funds will limit investments in illiquid securities to 10% of their respective net assets.

SECURITIES IN WHICH THE FUNDS INVEST


-------------------------------------------------------------------------------

     Permitted  securities  and  investment  techniques  are  set  forth  in the securities  chart.  Securities and techniques  principally  used by the Funds to meet  their  respective  goals  are above  described  in the  prospectus.  Other securities and techniques used by the Funds to meet their  respective  goals are described below.


SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES

     Equity  securities  represent a share of an issuer's  earnings  and assets, after the issuer pays its liabilities.  A Fund cannot predict the income it will receive from equity  securities  because issuers generally have discretion as to the payment of any dividends or distributions.  However, equity securities offer greater potential for appreciation than many other types of securities,  because their value  increases  directly  with the value of the issuer's  business.  The following  describes  the  types of  equity  securities  in which  the Funds may invest.

PREFERRED STOCKS

     Preferred  stocks  have  the  right  to  receive  specified   dividends  or
distributions  before the  issuer  makes  payments  on its  common  stock.  Some preferred stocks also participate in dividends and distributions  paid on common stock.  Preferred  stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

WARRANTS

     Warrants give a Fund the option to buy the issuer's equity  securities at a specified price (the exercise price) at a specified  future date (the expiration date).  The Fund may buy the designated  securities by paying the exercise price before the expiration  date.  Warrants may become  worthless if the price of the stock  does not rise  above the  exercise  price by the  expiration  date.  This increases the market risks of warrants as compared to the  underlying  security.
Rights are the same as  warrants,  except  companies  typically  issue rights to existing stockholders.

FIXED INCOME SECURITIES

     Fixed income  securities  pay  interest,  dividends or  distributions  at a specified rate. The rate may be a fixed  percentage of the principal or adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities  provide more regular  income than equity  securities.  However,  the returns on fixed income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed income securities as compared to equity securities.

     A security's  yield  measures the annual  income  earned on a security as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount) or more (a premium)  than the  principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount  or  premium  security  may change  based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.  The following  describes the types of fixed income securities in which the Funds invest.

TAXABLE MUNICIPAL SECURITIES

     Municipal  securities  are  issued by  states,  counties,  cities and other political  subdivisions and authorities.  Although many municipal securities are exempt  from  federal  income  tax,  the Funds may invest in  taxable  municipal securities.

MORTGAGE BACKED SECURITIES

     Mortgage backed securities  represent interests in pools of mortgages.  The mortgages that comprise a pool normally have similar interest rates,  maturities and  other  terms.  Mortgages  may have  fixed  or  adjustable  interest  rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

     Mortgage backed  securities come in a variety of forms. Many have extremely
complicated   terms.  The  simplest  form  of  mortgage  backed  securities  are pass-through  certificates.  An  issuer  of  pass-through  certificates  gathers monthly payments from an underlying pool of mortgages.  Then, the issuer deducts its  fees  and  expenses  and  passes  the  balance  of the  payments  onto  the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments  from the underlying  mortgages.
As a result,  the  holders  assume all the  prepayment  risks of the  underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

     CMOs,  including  interests  in real estate  mortgage  investment  conduits
(REMICs),  allocate  payments and  prepayments  from an underlying  pass-through certificate  among holders of different  classes of mortgage backed  securities.
This creates different prepayment and interest rate risks for each CMO class.

SEQUENTIAL CMOS

     In a sequential pay CMO, one class of CMOs receives all principal  payments and  prepayments.  The next class of CMOs receives all principal  payments after the first class is paid off. This process repeats for each  sequential  class of
CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

     The  Funds  will  invest  only in CMOs  which are rated AAA by an NRSRO and which may be: (a) collateralized by pools of mortgages in which each mortgage is
guaranteed   as  to  payment  of   principal   and  interest  by  an  agency  or
instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which  payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities;  or (c) securities in which the  proceeds of the  issuance  are  invested in mortgage  securities  and payment of the  principal  and interest are supported by the credit of an agency or instrumentality of the U.S. government.

Z CLASSES AND RESIDUAL CLASSES

     CMOs must allocate all payments  received from the underlying  mortgages to some class. To capture any unallocated payments,  CMOs generally have an accrual
(Z) class. Z classes do not receive any payments from the  underlying  mortgages until all other CMO classes have been paid off. Once this happens,  holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests  that receive any mortgage  payments  not  allocated to another  REMIC class.  The degree of increased or decreased  prepayment  risks depends upon the structure  of the CMOs.  However,  the actual  returns  on any type of  mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

ZERO COUPON SECURITIES

     Zero  coupon  securities  do not pay  interest  or  principal  until  final maturity  unlike debt  securities  that  provide  periodic  payments of interest
(referred to as a coupon  payment).  Investors  buy zero coupon  securities at a price below the amount payable at maturity.  The difference between the purchase price and the amount  paid at  maturity  represents  interest on the zero coupon security.  Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

     There  are many  forms of zero  coupon  securities.  Some are  issued  at a discount  and are  referred  to as zero  coupon or capital  appreciation  bonds.
Others are  created  from  interest  bearing  bonds by  separating  the right to receive  the  bond's  coupon  payments  from the  right to  receive  the  bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs,
Treasury  Income  Growth  Receipts   (TIGRs)  and  Certificates  of  Accrual  on
Treasuries (CATs) are the most common forms of stripped zero coupon  securities.
In addition,  some securities  give the issuer the option to deliver  additional securities in place of cash interest  payments,  thereby  increasing  the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

BANK INSTRUMENTS

     Bank instruments are unsecured  interest bearing deposits with banks.  Bank instruments  include bank accounts,  time deposits,  certificates of deposit and banker's  acceptances.  Yankee  instruments are denominated in U.S.  dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

CREDIT ENHANCEMENT

     Credit enhancement  consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company  providing  credit  enhancement  makes all payments  directly to the security  holders and  receives  reimbursement  from the issuer.  Normally,  the credit enhancer has greater  financial  resources and liquidity than the issuer.
For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

     Common types of credit enhancement include  guarantees,  letters of credit, bond insurance and surety bonds.  Credit enhancement also includes  arrangements where  securities  or other  liquid  assets  secure  payment  of a fixed  income security. If a default occurs, these assets may be sold and the proceeds paid to the defaulted  security's  holders.  Either form of credit  enhancement  reduces credit risks by providing another source of payment for a fixed income security.

CONVERTIBLE SECURITIES

     Convertible  securities  are fixed  income  securities  that a Fund has the option to exchange for equity  securities at a specified  conversion  price. The option allows the Fund to realize  additional returns if the market price of the equity securities  exceeds the conversion price. For example,  the Fund may hold fixed income  securities that are  convertible  into shares of common stock at a conversion  price of $10 per share.  If the market value of the shares of common stock  reached  $12,  the Fund  could  realize  an  additional  $2 per  share by converting its fixed income securities. Convertible securities have lower yields than comparable fixed income securities.  In addition, at the time a convertible security  is  issued  the  conversion  price  exceeds  the  market  value of the underlying equity  securities.  Thus,  convertible  securities may provide lower returns  than  non-convertible  fixed  income  securities  or equity  securities depending  upon  changes  in the  price  of the  underlying  equity  securities.
However,  convertible  securities permit a Fund to realize some of the potential appreciation  of the underlying  equity  securities with less risk of losing its initial investment.

     The Funds  treat  convertible  securities  as both fixed  income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

TAX EXEMPT SECURITIES

     Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political  subdivisions and authorities  issue tax exempt  securities.
The market categorizes tax exempt securities by their source of repayment.

PRIVATE ACTIVITY BONDS

     Private  activity bonds are special  revenue bonds used to finance  private entities.  For example,  a municipality may issue bonds to finance a new factory to improve its local economy.  The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments  sufficient to repay the bonds.  The bonds would be payable solely from the company's  loan payments,  not from any other revenues of the  municipality.
Therefore,  any default on the loan  normally  would  result in a default on the bonds.  The interest on many types of private  activity  bonds is subject to the federal  alternative  minimum tax (AMT). The Louisiana Municipal Income Fund may invest in bonds subject to AMT.

TAX INCREMENT FINANCING BONDS

     Tax increment  financing (TIF) bonds are payable from increases in taxes or other revenues  attributable to projects  financed by the bonds. For example,  a municipality  may issue TIF bonds to redevelop a commercial  area. The TIF bonds would  be  payable  solely  from any  increase  in sales  taxes  collected  from merchants in the area. The bonds could default if merchants'  sales, and related tax collections, failed to increase as anticipated.

MUNICIPAL NOTES

     Municipal notes are short-term tax exempt securities.  Many  municipalities issue such notes to fund their current  operations  before  collecting  taxes or other municipal  revenues.  Municipalities  may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year,  either with taxes,  other revenues or proceeds from newly issued notes or bonds.

MUNICIPAL LEASES

     Municipalities may enter into leases for equipment or facilities.  In order to comply with state public financing laws,  these leases are typically  subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends,  the lessor can resell the  equipment or facility but may lose money on the sale.  The  Louisiana  Municipal  Income  Fund may  invest in  securities supported  by pools of  municipal  leases.  The most common type of lease backed securities are certificates of participation (COPs).  However, the Fund may also invest directly in individual leases.

PARTICIPATION INTERESTS

     The Louisiana  Municipal Income Fund may purchase  participation  interests from financial institutions such as commercial banks, savings associations,  and insurance  companies.  These participation  interests give the Fund an undivided interest in Louisiana municipal securities.

     The municipal  securities  subject to the  participation  interests are not limited  to  maturities  of one  year or  less,  so  long  as the  participation interests include the right to demand payment, typically within seven days, from the  issuers  of those  interests.  The Fund will  purchase  only  participation interests  which  have such a demand  feature  or which  mature in less than one year. The financial  institutions  from which the Fund  purchases  participation interests  frequently  provide  or  secure  irrevocable  letters  of  credit  or guarantees to assure that the participation  interests are of high quality.  The
Trustees will determine that participation interests meet the prescribed quality standards for the Fund.

LIQUIDITY PUTS

     The Louisiana Municipal Income Fund may purchase a right to sell a security held by it back to the issuer or to another party at an agreed upon price at any time during a stated period or on a certain date. These rights are also referred to as standby commitments.

MUNICIPAL BOND INSURANCE

     The  Louisiana  Municipal  Income Fund may  purchase  municipal  securities covered by insurance which guarantee the timely payment of principal at maturity and interest on such securities.  These insured municipal  securities are either
(1) covered by an insurance policy applicable to a particular security,  whether obtained  by the issuer of the  security  or by a third  party  (Issuer-Obtained
Insurance) or (2) insured under master  insurance  policies  issued by municipal bond insurers, which may be purchased by the Fund (Policies).

     The Fund will require or obtain  municipal bond  insurance when  purchasing
municipal   securities  which  would  not  otherwise  meet  the  Fund's  quality standards.  The Fund may also require or obtain  municipal  bond  insurance when purchasing or holding specific municipal  securities when, in the opinion of the
Fund's  Adviser,  such insurance  would benefit the Fund,  for example,  through improvement of portfolio quality or increased  liquidity of certain  securities.
The Fund's Adviser  anticipates that more than 50% of the Fund's net assets will be invested in municipal securities which are insured.

     Issuer-Obtained Insurance policies are noncancellable and continue in force as long  as the  municipal  securities  are  outstanding  and  their  respective
insurers   remain  in   business.   If  a  municipal   security  is  covered  by
Issuer-Obtained  Insurance,  then  such  security  need  not be  insured  by the
Policies purchased by the Fund.

     The Fund may  purchase  two  types of  Policies  issued by  municipal  bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio.  In the event that a municipal security  covered  by such a Policy is sold from the Fund,  the  insurer  of the relevant Policy will be liable only for those payments of interest and principal which are then due and owing.

     The other type of Policy covers  municipal  securities  not only while they remain in the Fund's  portfolio but also until their final maturity even if they are sold out of the Fund's  portfolio,  so that the  coverage  may  benefit  all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal  securities until final maturity even after they are sold out of the Fund's  portfolio  only if, in the judgment of the Adviser,  the Fund would receive net proceeds from the sale of those  securities,  after  deducting the cost of such permanent  insurance and related fees,  significantly in excess of the proceeds it would receive if such municipal  securities were sold without insurance.

     The  premiums  for the  Policies  are paid by the Fund and the yield on the
Fund's portfolio is reduced  thereby.  Premiums for the Policies are paid by the
Fund monthly,  and are adjusted for purchases and sales of municipal  securities during the month.  Depending upon the  characteristics of the municipal security held by the Fund,  the annual  premium for the Policies  are  estimated to range from 0.1% to 0.25% of the value of the  municipal  securities  covered under the
Policies, with an average annual premium rate of approximately 0.175%.

     The Fund may purchase  Policies  from MBIA Corp.  (MBIA),  AMBAC  Indemnity
Corporation (AMBAC), Financial Guaranty Insurance Company (FGIC), Bond Investors
Guaranty  Insurance  Company (BIG), or any other municipal bond insurer which is rated AAA by S&P or Aaa by  Moody's.  Each  Policy  guarantees  the  payment  of principal and interest on the municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in a Policy. In the event  interest or  principal on an insured  municipal  security is not paid when due, the insurer  covering the security will be obligated  under its Policy to make such  payment  not later than 30 days after it has been  notified by the
Fund that such non-payment has occurred. The insurance feature reduces financial risk, but the cost thereof and the  restrictions  on investments  imposed by the guidelines in the insurance policies reduce the yield to shareholders.

     MBIA, AMBAC,  FGIC, and BIG will not have the right to withdraw coverage on securities  insured by their Policies so long as such  securities  remain in the
Fund's portfolio,  nor may MBIA, AMBAC,  FGIC, and BIG cancel their Policies for any reason except failure to pay premiums when due. MBIA,  AMBAC,  FGIC, and BIG will reserve the right at any time upon 90 days'  written  notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the  effective  date of such  notice.  The  Trustees  will  reserve the right to terminate  any policy if it  determines  that the benefits to the Fund of having its  portfolio  insured  under such  policy  are not  justified  by the  expense involved.

     Under the Policies,  municipal bond insurers  unconditionally  guarantee to the Fund the timely  payment of principal and interest on the insured  municipal securities  when and as such payments  shall become due but shall not be paid by the issuer,  except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of mandatory sinking fund payment), default or otherwise, the payments guaranteed  will be made in such  amounts  and at  such  times  as  payments  of principal  would  have  been due had  there  not  been  such  acceleration.  The municipal bond insurers will be  responsible  for such payments less any amounts received by the Fund from any trustee for the municipal bond issuers or from any other source. The Policies do not guarantee payment on an accelerated basis, the payment  of any  redemption  premium,  the value of the  Shares of the Fund,  or payments  of any  tender  purchase  price  upon  the  tender  of  the  municipal securities.  The Policies also do not insure against  nonpayment of principal of or interest on the securities  resulting from the insolvency,  negligence or any other act or omission of the trustee or other paying  agent for the  securities.
However, with respect to small issue industrial  development municipal bonds and pollution control revenue municipal bonds covered by the Policies, the municipal bond insurers guarantee the full and complete payments required to be made by or on behalf of an issuer of such municipal securities,  if there occurs any change in the  tax-exempt  status of interest on such municipal  securities,  including principal, interest or premium payments, if any, as and when required to be made by or on  behalf  of  the  issuer  pursuant  to  the  terms  of  such  municipal securities.  A  "when-issued"  municipal  security  will be  covered  under  the
Policies upon the settlement date of the issuer of such "when-issued"  municipal security.  In determining to insure municipal  securities held by the Fund, each municipal bond insurer has applied its own standards, which correspond generally to the standards  established for determining the  insurability of new issues of municipal  securities.  This insurance is intended to reduce financial risk, but the cost thereof and compliance with investment  restrictions  imposed under the
Policies will reduce the yield to shareholders of the Fund.

     If a Policy  terminates as to municipal  securities sold by the Fund on the date of sale,  in which event  municipal  bond  insurers will be liable only for those  payments  of  principal  and  interest  that are then due and owing,  the provision for insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or subject to significant risk of default,  unless the option to obtain permanent  insurance is exercised.
On the other hand, since Issuer-Obtained Insurance will remain in effect as long as the insured municipal securities are outstanding,  such insurance may enhance the marketability of municipal securities covered thereby, but the exact effect, if any, on  marketability  cannot be estimated.  The Fund  generally  intends to retain any  securities  that are in default  or subject to  significant  risk of default  and to place a value on the  insurance,  which  ordinarily  will be the difference  between the market  value of the  defaulted  security and the market value of similar securities of minimum investment grade (i.e., rated "BBB") that are not in default. To the extent that the Fund holds defaulted  securities,  it may be limited in its ability to manage its  investments  and to purchase  other municipal securities.  Except as described above with respect to securities that are in  default or subject to  significant  risk of  default,  the Fund will not place any value on the  insurance in valuing the  municipal  securities  that it holds.

VARIABLE RATE DEMAND INSTRUMENTS

     Variable rate demand  instruments are securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand.  The securities also pay interest at a variable rate intended to cause the  securities  to trade at their face value.  The Funds treat  demand instruments  as  short-term  securities,  because their  variable  interest rate adjusts in  response  to changes  in market  rates,  even  though  their  stated
maturity may extend beyond thirteen months.

FOREIGN SECURITIES

     Foreign  securities  are  securities  of issuers  based  outside the United
States. The Funds consider an issuer to be based outside the United States if:

o    it is organized  under the laws of, or has a principal  office  located in, another country;

o    the principal trading market for its securities is in another country; or

o    it (or its  subsidiaries)  derived in its most current fiscal year at least
     50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign securities are primarily  denominated in foreign currencies.  Along with the risks normally  associated  with domestic  securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.
Trading in certain foreign markets is also subject to liquidity risks.

DEPOSITARY RECEIPTS

     Depositary receipts represent interests in underlying  securities issued by a foreign company.  Depositary receipts are not traded in the same market as the underlying  security.  The foreign  securities  underlying  American  Depositary
Receipts  (ADRs)  are  traded in the United  States.  ADRs  provide a way to buy shares of  foreign-based  companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars,  eliminating the need for foreign exchange  transactions.  The foreign securities  underlying  European Depositary
Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary
Receipts  (IDRs),  are traded globally or outside the United States.  Depositary receipts  involve  many of the  same  risks of  investing  directly  in  foreign securities, including currency risks and risks of foreign investing.

FOREIGN EXCHANGE CONTRACTS

     In order to convert U.S.  dollars into the currency needed to buy a foreign security,  or to convert  foreign  currency  received from the sale of a foreign security into U.S.  dollars,  a Fund may enter into spot currency  trades.  In a spot trade,  the Fund agrees to exchange one currency for another at the current exchange  rate.  The Fund may also enter into  derivative  contracts  in which a foreign  currency  is an  underlying  asset.  The  exchange  rate  for  currency derivative  contracts may be higher or lower than the spot exchange rate. Use of these  derivative  contracts  may  increase or decrease  the Fund's  exposure to currency risks.

FOREIGN GOVERNMENT SECURITIES

     Foreign government  securities generally consist of fixed income securities supported by national,  state or  provincial  governments  or similar  political subdivisions.  Foreign  government  securities also include debt  obligations of
supranational  entities,   such  as  international   organizations  designed  or
supported  by  governmental  entities  to  promote  economic  reconstruction  or development, international banking institutions and related government agencies.
Examples of these include,  but are not limited to, the  International  Bank for
Reconstruction and Development (the World Bank), the Asian Development Bank, the
European Investment Bank and the Inter-American Development Bank.

     Foreign  government  securities  also include  fixed income  securities  of quasi-governmental  agencies  that are  either  issued  by  entities  owned by a national,  state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign  government  securities  include  mortgage-related  securities issued or guaranteed  by national,  state or  provincial  governmental  instrumentalities, including quasi-governmental agencies.

BRADY BONDS

     Brady Bonds are U.S.  dollar  denominated  debt  obligations  that  foreign governments  issue in exchange  for  commercial  bank loans.  The  International
Monetary Fund (IMF) typically negotiates the exchange to cure or avoid a default by restructuring the terms of the bank loans. The principal amount of some Brady
Bonds is collateralized  by zero coupon U.S. Treasury  securities which have the same maturity as the Brady Bonds.  However,  neither the U.S. government nor the
IMF has guaranteed the repayment of any Brady Bond.

DERIVATIVE CONTRACTS

     Derivative contracts are financial  instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities,  financial indices or other assets. Some derivative contracts (such as futures,  forwards and options) require  payments  relating to a future trade involving the  underlying  asset.  Other  derivative  contracts  (such as swaps)
require  payments  relating to the income or returns from the underlying  asset.
The other party to a derivative contract is referred to as a counterparty.

     Many   derivative   contracts  are  traded  on  securities  or  commodities
exchanges.  In this case, the exchange sets all the terms of the contract except for the price.  Investors  make payments due under their  contracts  through the exchange.  Most exchanges  require investors to maintain margin accounts through their brokers to cover their potential  obligations to the exchange.  Parties to the contract make (or collect) daily payments to the margin  accounts to reflect losses  (or  gains) in the value of their  contracts.  This  protects  investors against potential defaults by the counterparty. Trading contracts on an exchange also allows  investors to close out their  contracts by entering into offsetting contracts.

     For example,  a Fund could close out an open  contract to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date. If the offsetting  sale price is more than the original  purchase price,  the Fund  realizes  a gain;  if it is less,  the Fund  realizes  a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position.  If this  happens,  the
Fund will be required to keep the  contract  open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable  prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading  any assets it has been  using to secure  its  obligations  under the contract.

     The Funds may also trade  derivative  contracts  over-the-counter  (OTC) in transactions  negotiated  directly  between the Fund and the  counterparty.  OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

     Depending upon how a Fund uses derivative  contracts and the  relationships between the market value of a  derivative  contract  and the  underlying  asset, derivative  contracts  may increase or decrease the Fund's  exposure to interest rate and currency risks,  and may also expose the Fund to liquidity and leverage risks.  OTC  contracts  also expose the Fund to credit risks in the event that a counterparty  defaults  on the  contract.  The Funds may trade in the  following types of derivative  contracts.  FUTURES CONTRACTS Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying  asset at a specified  price,  date, and time.  Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long  position  in the asset.  Entering  into a contract to sell an underlying  asset is  commonly  referred  to as selling a contract  or holding a short  position in the asset.  Futures  contracts are considered to be commodity contracts.  Futures  contracts traded OTC are frequently  referred to as forward contracts.

     The Funds  (except the Money Market  Funds) may buy and sell the  following types of futures  contracts:  financial futures  contracts,  and, in the case of
Capital  Appreciation Fund and Mid Cap Equity Fund, stock index futures. For the immediate future,  Capital  Appreciation Fund and Mid Cap Equity Fund will enter into futures  contracts  directly  only when they desire to exercise a financial futures put option in their respective  portfolio rather than either closing out the option or allowing it to expire.

OPTIONS

     Options are rights to buy or sell an underlying asset for a specified price
(the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the  underlying  asset from the seller
(writer)  of the  option.  A put  option  gives the holder the right to sell the underlying asset to the writer of the option.  The writer of the option receives a payment,  or premium,  from the buyer,  which the writer keeps  regardless  of whether the buyer uses (or exercises) the option.

The Funds may:

o    Buy call  options on financial  futures  contracts  in  anticipation  of an increase in the value of the underlying asset.;

o    Buy put  options  on  financial  futures  contracts  in  anticipation  of a decrease in the value of the underlying asset (Except Capital  Appreciation
     Fund); and

o    Buy or write options to close out existing options positions. The Funds may also write call options on  portfolio  securities  to generate  income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying  asset. If a call written by the Fund is exercised, the Fund foregoes any possible  profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

     The Funds may also write put options on  portfolio  securities  to generate income  from  premiums,  and in  anticipation  of an  increase  or only  limited decrease in the value of the underlying  asset. In writing puts, there is a risk that a Fund may be required to take  delivery of the  underlying  asset when its current market price is lower than the exercise price.

     When a Fund  writes  options  on futures  contracts,  it will be subject to margin  requirements  similar to those  applied to  futures  contracts.  Mid Cap
Equity Fund may utilize  stock index futures  contracts,  options and options on stock index futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the Fund's total assets.

     Each Fund will limit its  purchase  of options so that not more than 20% of its net assets  will be invested  in option  premiums.  Each Fund will limit its option writing so that the assets underlying such options will not exceed 25% of its total net assets.

HEDGING

     Hedging transactions are intended to reduce specific risks. For example, to protect  a Fund  against  circumstances  that  would  normally  cause  a  Fund's portfolio  securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same  circumstances.  A
Fund may also attempt to hedge by using  combinations  of different  derivatives contracts,  or derivatives  contracts and securities.  A Fund's ability to hedge may be limited by the costs of the derivatives  contracts. A Fund may attempt to lower the cost of  hedging by  entering  into  transactions  that  provide  only limited protection,  including transactions that (1) hedge only a portion of its
portfolio,   (2)  use  derivatives  contracts  that  cover  a  narrow  range  of circumstances  or (3) involve the sale of  derivatives  contracts with different terms.  Consequently,  hedging  transactions may not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

DERIVATIVE CONTRACTS

     Derivative contracts are financial  instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities,  financial indices or other assets. Some derivative contracts (such as futures,  forwards and options) require  payments  relating to a future trade involving the  underlying  asset.  Other  derivative  contracts  (such as swaps)
require  payments  relating to the income or returns from the underlying  asset.
The other party to a derivative contract is referred to as a counterparty.

     Many   derivative   contracts  are  traded  on  securities  or  commodities
exchanges.  In this case, the exchange sets all the terms of the contract except for the price.  Investors  make payments due under their  contracts  through the exchange.  Most exchanges  require investors to maintain margin accounts through their brokers to cover their potential  obligations to the exchange.  Parties to the contract make (or collect) daily payments to the margin  accounts to reflect losses  (or  gains) in the value of their  contracts.  This  protects  investors against potential defaults by the counterparty. Trading contracts on an exchange also allows  investors to close out their  contracts by entering into offsetting contracts.

     For example,  a Fund could close out an open  contract to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date. If the offsetting  sale price is more than the original  purchase price,  the Fund  realizes  a gain;  if it is less,  the Fund  realizes  a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position.  If this  happens,  the
Fund will be required to keep the  contract  open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable  prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading  any assets it has been  using to secure  its  obligations  under the contract.

     The Funds may also trade  derivative  contracts  over-the-counter  (OTC) in transactions  negotiated  directly  between the Fund and the  counterparty.  OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

     Depending upon how a Fund uses derivative  contracts and the  relationships between the market value of a  derivative  contract  and the  underlying  asset, derivative  contracts may increase or decrease the Fund's exposure to market and currency  risks,  and may also expose the Fund to liquidity and leverage  risks.
OTC  contracts  also  expose  the  Fund to  credit  risks  in the  event  that a counterparty  defaults  on the  contract.  The Funds may trade in the  following types of derivative contracts.

FUTURES AND OPTIONS TRANSACTIONS

     The Funds  (except  the Money  Market  Funds) may engage in or reserve  the right to engage in put and call  options,  financial  futures,  and  options  on futures as discussed for those Funds in the prospectus.  For purposes of Capital
Appreciation  Fund and Mid Cap Equity Fund,  financial futures may include stock index futures.

     The Funds  will  maintain  positions  in  securities,  option  rights,  and segregated  cash  subject to puts and calls  until the  options  are  exercised, closed,  or have  expired.  An  option  position  may be  closed  out only on an exchange which provides a secondary market for an option of the same series.

FINANCIAL FUTURES CONTRACTS

     A futures  contract is a firm  commitment  by two  parties:  the seller who agrees to make  delivery  of the  specific  type of  security  called for in the contract  ("going  short")  and the buyer who  agrees  to take  delivery  of the security  ("going  long") at a certain  time in the  future.  Financial  futures contracts  call  for the  delivery  of  particular  debt  securities  issued  or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government.

     In the fixed income  securities  market,  price moves inversely to interest rates. A rise in rates means a drop in price.  Conversely, a drop in rates means a rise in price. In order to hedge their holdings of securities, the Funds could enter into contracts to deliver  securities at a predetermined  price (i.e., "go short") to protect  themselves  against the possibility that the prices of their securities may decline during the Funds'  anticipated  holding period. The Funds would "go long" (agree to purchase  securities in the future at a  predetermined price) to hedge against a decline in market interest rates.

PURCHASING PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS

     Unlike  entering  directly  into a futures  contract,  which  requires  the purchaser to buy a financial  instrument on a set date at a specified price, the purchase of a put option on a futures contract  entitles (but does not obligate)
its  purchaser  to decide on or before a future  date  whether to assume a short position at the specified price.

     A  Fund  could  purchase  put  options  on  futures  to  protect  portfolio securities against decreases in value resulting from an anticipated  increase in market  interest rates or as a means of reducing  fluctuations  in the net asset value of shares of the  Fund.  Generally,  if the  hedged  portfolio  securities decrease in value during the term of an option,  the related  futures  contracts will also  decrease in value and the option will  increase in value.  In such an event, a Fund will normally close out its option by selling an identical option.
If the hedge is successful, the proceeds received by a Fund upon the sale of the second  option will be large enough to offset both the premium paid by such Fund for the  original  option  plus the  realized  decrease  in value of the  hedged securities.

     Alternately,  a Fund may exercise its put to close out the position.  To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike  price of the option) and  exercise the  option.  The Fund would then  deliver  the  futures  contract in return for payment of the strike  price.  If a Fund  neither  closes out nor  exercises  an option, the option will expire on the date provided in the option contract,  and only the premium paid for the contract will be lost.

WRITING CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS

     In addition to purchasing  put options on futures,  a Fund may write listed call options on futures  contracts for U.S.  government  securities to hedge its portfolio  against an increase in market  interest  rates.  When a Fund writes a call option on a futures contract,  it is undertaking the obligation of assuming a short futures position  (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised.  As market interest  rates  rise,  causing  the  prices  of  futures  to go down,  a Fund's obligation  under a call  option on a future (to sell a futures  contact)  costs less to  fulfill,  causing  the value of such  Fund's  call  option  position to increase.

     In other words, as the underlying  futures price goes down below the strike price,  the buyer of the option has no reason to exercise the call, so that Fund keeps the premium  received for the option.  This premium can offset the drop in value of such Fund's  fixed  income  securities  which is  occurring as interest rates rise.

     Prior to the  expiration  of a call written by a Fund, or exercise of it by the buyer,  such Fund may close out the option by buying an identical option. If the hedge is  successful,  the cost of the second  option  will be less than the premium  received by the Fund for the initial option.  The new premium income of the Fund will then offset the decrease in value of the hedged securities.

WRITING PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS

     The Funds may write listed put options on financial  futures  contracts for
U.S.  government  securities  to hedge  their  portfolios  against a decrease in market interest rates. When a Fund writes a put option on a futures contract, it receives a premium  for  undertaking  the  obligation  to assume a long  futures position  (buying a futures  contract)  at a fixed  price at any time during the life of the option.  As market interest rates decrease,  the market price of the underlying futures contract increases.

     As the market value of the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market.  The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future due to the decrease in market interest rates.

     Prior to the expiration of the put option,  or its exercise by the buyer, a
Fund may close out the  option by buying an  identical  option.  If the hedge is successful,  the cost of buying the second  option will be less than the premium received by such Fund for the initial option.

PURCHASING CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS

     When a Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures  position (buy a futures contract) at a fixed price at any time during the life of the option.  As market interest rates fall, the value of the underlying  futures contract will normally increase, resulting in an increase in value of such Fund's option position. When the market price of the underlying  futures contract  increases above the strike price plus premium  paid,  a Fund could  exercise its option and buy the futures contract below market price.

LIMITATION ON OPEN FUTURES POSITION

     A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its portfolio  plus or minus the  unrealized  gain or loss on those open  positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts.  If this limitation is exceeded at any time, a Fund will take prompt  action to close out a sufficient  number of open  contracts to bring its open futures and options positions within this limitation.

MARGIN IN FUTURES TRANSACTIONS

     Unlike the  purchase or sale of a security,  a Fund does not pay or receive money  upon the  purchase  or sale of a futures  contract.  Rather,  the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted).  The nature of initial margin in futures  transactions  is different  from that of margin in securities transactions  in that  futures  contract  initial  margin  does not  involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good-faith  deposit on the contract which is returned to the Fund upon  termination  of the futures  contract,  assuming  all contractual obligations have been satisfied.

     A  futures  contract  held  by a Fund  is  valued  daily  at  the  official settlement  price of the exchange on which it is traded.  Each day the Fund pays or receives cash, called "variation  margin," equal to the daily change in value of the futures contract.  This process is know as "marking to market." Variation margin  does not  represent  a  borrowing  or loan by the  Fund  but is  instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expires.  In computing its daily net asset value, a Fund will mark-to-market its open futures positions.

     The Funds are also required to deposit and maintain  margin when they write call options on futures contracts.

PURCHASING PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES

     The Funds may  purchase put and call  options on  portfolio  securities  to protect against price movements in particular  securities.  A put option gives a
Fund, in return for a premium,  the right to sell the underlying security to the writer  (seller) at a  specified  price  during the term of the  option.  A call option gives a Fund,  in return for a premium,  the right to buy the  underlying security from the seller.

     Capital  Appreciation  Fund may only buy put options  which are listed on a recognized options exchange.

WRITING COVERED PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES

     As writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. As a writer of a put option, a Fund has the obligation to purchase a security  from the  purchaser  of the option upon the exercise of the option.

     A Fund may  only  write  call  options  either  on  securities  held in its portfolio or on securities  which it has the right to obtain without  payment of further  consideration  (or has segregated  cash in the amount of any additional consideration).  In the case of put options,  a Fund will segregate cash or U.S.
Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

STOCK INDEX FUTURES AND OPTIONS

     The Mid Cap Equity Fund may utilize stock index futures contracts,  options and options on stock index futures contracts, subject to the limitation that the value of these  futures  contracts and options will not exceed 20% of the Fund's total assets.  These  futures  contracts and options will be used to handle cash flows into and out of the Fund and to potentially  reduce  transactional  costs, since  transactional  costs associated with futures and options contracts can be lower than costs stemming from direct investments in stocks.

SPECIAL TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS

     Reverse repurchase  agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the  securities,  and agrees to repurchase them at an agreed upon time and price.  A reverse  repurchase  agreement  may be viewed as a type of borrowing by the Fund.  Reverse  repurchase  agreements  are subject to credit  risks.  In addition,  reverse  repurchase  agreements  create leverage risks because the Fund must  repurchase  the  underlying  security at a higher  price,  regardless  of the market  value of the  security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

     Delayed  delivery  transactions,  including when issued  transactions,  are arrangements in which a Fund buys  securities for a set price,  with payment and delivery  of the  securities  scheduled  for a future  time.  During  the period between  purchase and  settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund. The Fund records the  transaction  when it agrees to buy the securities  and reflects their value in determining  the price of its shares. Settlement dates may be a month or more after entering into these transactions  so that the market values of the  securities  bought may vary from the purchase prices.  Therefore,  delayed delivery  transactions create interest rate risks for a Fund.  Delayed delivery  transactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

     As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date.  However,  the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example,  in a TBA mortgage backed  transaction,  the
Fund and the seller would agree upon the issuer,  interest rate and terms of the underlying  mortgages.  The seller would not  identify  the specific  underlying mortgages until it issues the security.  TBA mortgage backed securities increase interest rate risks because the underlying  mortgages may be less favorable than anticipated by the Fund.

DOLLAR ROLLS

     Dollar rolls are transactions where a Fund sells mortgage backed securities with a commitment to buy similar, but not identical,  mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are
TBA mortgage backed securities.  Dollar rolls are subject to interest rate risks and credit risks.

SECURITIES LENDING

     A Fund may lend  portfolio  securities to borrowers  that the Adviser deems creditworthy.  In return,  the Fund receives cash or liquid  securities from the borrower as collateral.  The borrower must furnish additional  collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund  the  equivalent  of any  dividends  or  interest  received  on the  loaned securities. The Fund will reinvest cash collateral in securities that qualify as an acceptable  investment for the Fund.  However,  the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower.
The Fund will not have the right to vote on  securities  while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay  administrative  and custodial fees in connection  with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to interest rate risks and credit risks.

ASSET COVERAGE

     In order to secure its obligations in connection with derivatives contracts or special  transactions,  a Fund will either own the underlying  assets,  enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's  obligations.  Unless the Fund has other readily  marketable  assets to set aside,  it cannot trade assets used to secure such  obligations  without  entering into an offsetting  derivative  contract or terminating  a special  transaction.  This may cause the Fund to miss  favorable trading  opportunities  or to realize losses on derivative  contracts or special transactions.

INVESTING IN SECURITIES OF OTHER  INVESTMENT  COMPANIES

     The Funds may invest assets in securities  of other  investment  companies, including the securities of affiliated money market funds, as an efficient means of carrying out their  investment  policies and managing their  uninvested cash.
Any such investment by a Fund may be subject to duplicate expenses. However, the
Adviser will waive its investment  advisory fee on assets invested in securities of other  investment  companies.  The Adviser  believes  that the  benefits  and efficiencies of this approach should outweigh the potential additional expenses.
The Funds may also invest in such securities directly.

INVESTMENT RATINGS

A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's ("S&P"), MIG-1 or
MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by
Fitch IBCA, Inc. ("Fitch") are all considered to be rated in one of the two highest short-term rating categories. The Cash Reserve Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory
Compliance."

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard &Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. A Fund's principal risks are described in the prospectus. Additional risk factors are outlined below.

LIQUIDITY RISKS

o  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the
   Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

CURRENCY RISKS

o  Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

o  The Adviser attempts to manage currency risk by limiting the amount a Fund invests in securities denominated in a particular currency. However, diversification will not protect a Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING

o  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States.
   Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United
   States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S.
   companies. These factors may prevent a Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United
   States.

o  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

o  Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

RISKS RELATED TO HEDGING

When a Fund uses financial futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the
Fund's portfolio. This may cause the futures contracts and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's Adviser could be incorrect in its expectations about the direction or extent of market factors, such as interest rate movements. In these events, the Fund may lose money on the futures contracts or options. When a Fund writes a call option, it retains the risk of a market decline in the price of the underlying security, but gives up the right to capital appreciation of that security above the "strike price" of the option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although a Fund's Adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option at any particular time. The Funds' ability to establish and close out futures and options positions depends on this secondary market.

o  A Fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the
   Fund's total assets, after taking into account the unrealized profits and losses on those contracts into which it has entered;

o     The Funds will not enter into these contracts for speculative purposes; and

o  Since the Funds do not constitute a commodity pool, they will not market as such, nor serve as vehicles for trading in the commodities futures or commodity options markets.

In this regard, the Funds will disclose to all prospective investors the limitations on its futures and options transactions, and will make clear that these transactions are entered into only for bona fide hedging purposes or such other purposes permitted under regulations promulgated by the Commodity Futures
Trading Commission (CFTC). The Funds intend to claim an exclusion from registration as a commodity pool operator under the regulations promulgated by the CFTC. When a Fund purchases futures contracts or writes put options on futures contracts , an amount of cash and cash equivalents equal to the underlying commodity value of the futures contracts (less any related margin deposits) or equal to the exercise price of the put options will be deposited in a segregated account with the Fund's custodian (or broker, if legally permitted)
to collateralize the position and thereby insure that the use of such futures contracts is unleveraged.

FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICIES

The investment objective and fundamental policies of a Fund may not be changed by the Fund's Trustees without shareholder approval. o Capital Appreciation Fund seeks to provide growth of capital and income;

o  Louisiana Municipal Income Fund seeks to provide current income which is generally exempt from federal regular income tax and the personal income taxes imposed by the state of Louisiana;

o     Mid Equity Cap Fund seeks total return;

o     Total Return Bond Fund seeks to maximize total return;

o     U.S. Government Income Fund seeks to provide current income;

o     Cash Reserve Fund seeks to provide  current income  consistent  with stability of principal; and

o  U.S. Treasury Money Market Fund seeks to provide current income consistent with stability of principal and liquidity.

As a matter of fundamental policy, the Louisiana Municipal Income Fund will invest its assets so that, under normal circumstances, at least 80% of its annual interest income is exempt from federal regular and Louisiana state income taxes or at least 80% of its net assets are invested in obligations, the interest income from which is exempt from federal regular and Louisiana state income taxes.

As a matter of fundamental policy, the average maturity of the securities in
Cash Reserve Fund's portfolio, computed on a dollar-weighted basis, will be 120 days or less.

INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, a
Fund (except Louisiana Municipal Income Fund) will not purchase securities of any one issuer (other than cash; cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and
securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the
Fund would own more than 10% of the outstanding voting securities of that issuer.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940.

CONCENTRATION OF INVESTMENTS

Capital Appreciation Fund and Mid Cap Equity Fund will not invest 25% or more of their respective total assets in securities of issuers having their principal business activities in the same industry. Total Return Bond Fund will not invest
25% or more of the value of its total assets in any one industry. However, investing in U.S. government obligations shall not be considered investments in any one industry. Cash Reserve Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry. With respect to securities comprising 75% of the value of its total assets, U.S.
Treasury Money Market Fund will not purchase securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. Treasury securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.
(For purposes of this limitation, U.S. Treasury Money Market Fund considers instruments issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment, to be
"cash items.")

INVESTING IN REAL ESTATE

A Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. A Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES

A Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

UNDERWRITING

A Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

LENDING CASH OR SECURITIES

A Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD OF
TRUSTEES (BOARD) AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING
SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING
LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL.
SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS
BECOMES EFFECTIVE.

BUYING ON MARGIN

A Fund will not purchase securities on margin provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

PLEDGING ASSETS

A Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

RESTRICTED AND ILLIQUID SECURITIES

A Fund may invest in restricted securities. Restricted securities are any securities in which a Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Funds will limit their purchase, together with other illiquid securities to 15% (for the Money Market Funds, 10%)of their net assets.

ACQUIRING SECURITIES

Cash Reserve Fund will not acquire the voting securities of any issuer. It will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN OTHER INVESTMENT COMPANIES

A Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Fund's investment adviser.

WRITING COVERED CALL OPTIONS AND PURCHASING PUT OPTIONS

Capital Appreciation Fund and Mid Cap Equity Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the
Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. A Fund will not purchase put options on securities, other than put options on stock indices, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's net assets would be invested in premiums on open put option positions.

Total Return Bond Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio. The Fund will not write put or call options or purchase put or call options in excess of 5% of the value of its total assets.

U.S. Government Income Fund will not write covered put and call options on securities unless the securities are held in the Fund's portfolio or unless the
Fund is entitled to them in deliverable form without further payment or after segregating cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio.

REGULATORY COMPLIANCE

The Money Market Funds may follow non-fundamental operational policies that are more restrictive than the fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Funds will determine the effective maturity of investments according to the Rule. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's (except the Money Market Funds) portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     for fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o     for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The Board has decided that the best method for determining the value of the
Money Market Funds' portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on
Shares of the Fund computed by dividing the annualized daily income on the
Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Money Market Funds' use of the amortized cost method of valuing portfolio instruments depends on their compliance with certain conditions in the Rule promulgated by the SEC under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Funds'
investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, a Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Funds' (except the Money Market Funds) net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for Class A Shares and Class B Shares of Capital Appreciation Fund and
Mid Cap Equity Fund may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING  OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge for the Equity and Income Funds, as follows. HNB or the Distributor must be notified by you in writing or by your financial institution in order to reduce or eliminate the sales charge.

QUANTITY DISCOUNTS

Larger purchases of Class A Shares of Capital Appreciation Fund and Mid Cap
Equity Fund and Shares of Louisiana Municipal Income Fund, Total Return Bond
Fund, or U.S. Government Income Fund reduce the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

ACCUMULATED PURCHASES

If you make an additional purchase of Shares, you can count previous Share purchases still invested in a Fund in calculating the applicable sales charge on the additional purchase.

CONCURRENT PURCHASES

You can combine concurrent purchases of Class A Shares of Capital Appreciation
Fund and Mid Cap Equity Fund and Shares of Louisiana Municipal Income Fund,
Total Return Bond Fund, or U.S. Government Income Fund in calculating the applicable sales charge. The sales charge will be reduced after the purchase is confirmed.

LETTER OF INTENT

You can sign a Letter of Intent committing to purchase a certain amount of the
Class A Shares of Capital Appreciation Fund and Mid Cap Equity Fund and Shares
of Louisiana Municipal Fund, Total Return Bond Fund, and U.S. Government Income
Fund within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the
Letter of Intent, the Custodian will redeem the appropriate amount from the
Shares held in escrow to pay the sales charges that were not applied to your purchases.

REINVESTMENT PRIVILEGE

You may reinvest, within 30 days (within 120 days for an IRA account), your
Share redemption proceeds at the next determined NAV without any sales charge.
Hibernia National Bank or the Distributor must be notified by you or your financial institutional in writing of the reinvestment in order to eliminate a sales charge. If you redeem your Shares in a Fund, there may be tax consequences.

PURCHASES BY AFFILIATES OF THE FUND

The following individuals may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases.

o  the Trust Division of Hibernia National Bank or other affiliates of Hibernia
   National Bank for funds which are held in a fiduciary, agency, custodial, or similar capacity;

o  Trustees/Directors and employees of the Trust, Hibernia National Bank, or their affiliates and the spouses, children, parents, and the parents of the spouse of any such person;

o     retired  Trustees/Directors  and retired employees of Hibernia National Bank, and the spouse, children, parents and the parents of the spouse of any such person;

o     any  accounts  for  which  such  an  employee  serves  in  a  fiduciary,  agency, custodial, or similar capacity;

o     Trustees/Directors   and   employees  of  Federated   Securities   Corp.  or  its
   affiliates;

o     retired  Trustees/Directors  and  retired  employees  of any  bank or  investment dealer who has a sales  agreement with  Federated  Securities  Corp.  with regard to the Funds, and their spouses and children; and

o  investors who purchase shares through The Personal Portfolio Manager(R), an investment program sponsored by Hibernia Investments, L.L.C. or other similar asset allocation programs made available through financial institutions who have established dealer agreements with Federated Securities Corp.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Funds' transfer agent, no CDSC will be imposed on redemptions:

o     the portion of which is attributable to increases in the value of the account due to increases in the net asset value per Share;

o     of shares acquired through reinvestment of dividends and capital gains;

o     of Shares held for more than six years after the end of the calendar month of acquisition;

o     following the death or post-purchase disability, as defined in Section 72(m)(7)
  of the Internal Revenue Code of 1986, of the last surviving shareholder;

o     representing minimum required distributions from an Individual Retirement
  Account or other retirement plan to a shareholder who has attained the age of  70
  1/2; and

o     which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements.

HOW ARE THE FUNDS SOLD?

---------------------------------------------------------------------------------------

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities
Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

For sales of Class A Shares of Capital Appreciation Fund and Mid Cap Equity Fund
and Shares of Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S.
Government Income Fund, Hibernia National Bank and any authorized dealer will normally receive up to 100% of the applicable sales charge. Any portion of the sales charge which is not paid to HNB, HISI or a dealer will be retained by the
Distributor. For sales of Class B Shares of Capital Appreciation Fund, Mid Cap
Equity Fund, and Cash Reserve Fund, HISI and any authorized dealer will normally receive up to 100% of the contingent deferred sales charge. Any portion of the sales charge or contingent deferred sales charge which is not paid to HNB, HISI, or a dealer will be retained by the Distributor. However, the Distributor, in its sole discretion, may uniformly offer to pay to HNB, HISI or a dealer selling shares of the Funds, all or a portion of the sales charge or contingent deferred sales charge it normally retains. Such payments may, to the extent permitted by applicable laws, rules and regulations, take the form of cash or promotional incentives, such as payment of certain expenses of qualified employees and their spouses to attend informational meetings about the Funds or other special events at recreational facilities, or items of material value.

RULE 12B-1 PLAN

As a reimbursement-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers)
for the provision of administrative services (such as the provision of office space, equipment, telephone facilities and various personnel, including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records, processing purchase and redemption transactions, and performing other services) marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that a Fund's overall assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing a Fund's assets.

The Fund reimburses the Distributor only for those payments made to investment professionals up to the maximum Rule 12b-1 Plan fee. The Distributor may seek reimbursement in following years for any unreimbursed expenses permitted under the Plan. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES - CLASS B SHARES

The Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund may pay
Federated Shareholder Services Company, a subsidiary of Federated Investors,
Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals and financial institutions may be paid fees out of the assets of the Distributor, HISI, Hibernia National Bank, or their affiliates
(but not out of a Fund's assets). The Distributor may be reimbursed by the
Adviser or its affiliates.

Investment professionals and financial institutions receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may, to the extent permitted by applicable laws, rules and regulations, be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the
Funds or other special events at recreational-type facilities, or items of material value.

When an investment professional's customer purchases shares, the investment professional may receive an amount up to 5.50% of the NAV of Class B Shares.

In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own with a value of at least $25,000. The Funds reserve the right to determine whether to accept your securities. A Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment
Company Act of 1940, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Funds.

In the unlikely event a shareholder is held personally liable for a Fund's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of a Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of a Fund have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of October 3, 2000, the following shareholders of each Fund owned of record, beneficially, or both, 5% or more of a Fund's outstanding Shares:

HIBERNIA CAPITAL APPRECIATION FUND  (CLASS A SHARES)

HIBILA, Marshall & Ilsley Trust Co., Milwaukee, Wisconsin, owned approximately
6,985,801 Shares (51.29%); HIBFUND, Marshall & Ilsley Trust Co., Milwaukee,
Wisconsin, owned approximately 2,054,848 Shares (15.09); Hibernia National Bank, RPO
Retirement Sec. Pl. of Hibernia, New Orleans, Louisiana, owned approximately
1,509,062 Shares (11.08%); HIBSPEC, Marshall & Ilsley Trust Co., Milwaukee,
Wisconsin, owned approximately 1,492,389 Shares (10.96%).

HIBERNIA CAPITAL APPRECIATION FUND  (CLASS B SHARES)

There were no shareholders of record who owned 5% or more of the Fund's Class B
Shares.

HIBERNIA LOUISIANA MUNICIPAL INCOME FUND

HIBILA, Marshall & Ilsley Trust Co., Milwaukee, Wisconsin, owned approximately
2,692,958 Shares (32.16%); HIBSPEC, Marshall & Ilsley Trust Co., Milwaukee,
Wisconsin, owned approximately 1,094,068 Shares (13.07%); Donaldson Lufkin
Jenrette, Securities Corporation Inc., Jersey City, New Jersey, owned approximately 847,453 Shares (10.12%); HIBFUND, Marshall & Ilsley Trust Co.,
Milwaukee, Wisconsin, owned approximately 651,833 Shares (7.79%).

HIBERNIA MID CAP EQUITY FUND (CLASS A SHARES)

HIBFUND, Marshall & Ilsley Trust Co., Milwaukee, Wisconsin, owned approximately
1,233,272 Shares (75.60%); Hibernia National Bank, RPO Retirement Security Plan
of Hibernia Corp., New Orleans, Louisiana, owned approximately 189,263 Shares
(11.60%); HIBSPEC, Marshall & Ilsley Trust Co., Milwaukee, Wisconsin, owned approximately 86,908 Shares (5.33%).

HIBERNIA MID CAP EQUITY FUND (CLASS B SHARES)

Donaldson Lufkin Jenrette, Securities Corporation Inc., Jersey City, New Jersey,
owned approximately 22,184 Shares (8.59%); Donaldson Lufkin Jenrette, Securities
Corporation Inc., Jersey City, New Jersey, owned approximately 12,960 Shares (5.02%).

HIBERNIA TOTAL RETURN BOND FUND

HIBFUND, Marshall & Ilsley Trust Co., Milwaukee, Wisconsin, owned approximately
4,652,440 Shares (57.74%); HIBILA, Marshall & Ilsley Trust Co., Milwaukee,
Wisconsin, owned approximately 1,862,678 Shares (23.12%); HIBSPEC, Marshall
Ilsley Trust Co., Milwaukee, Wisconsin, owned approximately 817,994 Shares
(10.15%); Hibernia National Bank, RPO Retirement Security Plan of Hibernia., New
Orleans, Louisiana, owned approximately 557,539 Shares (6.92%).

HIBERNIA U.S. GOVERNMENT INCOME FUND

HIBILA, Marshall & Ilsley Trust Co., Milwaukee, Wisconsin, owned approximately
3,090,804 Shares (36.61%); HIBSPEC, Marshall & Ilsley Trust Co., Milwaukee,
Wisconsin, owned approximately 2,292,608 Shares (27.16%); HIBFUND, Marshall &
Ilsley Trust Co., Milwaukee, Wisconsin, owned approximately 2,215,804 Shares
(26.25%).

HIBERNIA CASH RESERVE FUND (CLASS A SHARES)

HIBSPEC, Marshall & Ilsley Trust Co., Milwaukee, Wisconsin, owned approximately
159,653,315 Shares (74.48%); Hibernia National Bank RPO Retirement Security Plan
of Hibernia, New Orleans, Louisiana, owned approximately 18,881,638 Shares
(8.81%).

HIBERNIA CASH RESERVE FUND (CLASS B SHARES)

 Donaldson Lufkin Jenrette, Securities Corporation Inc., Jersey City, New
Jersey, owned approximately 76,732 Shares (39.00%), Donaldson Lufkin Jenrette,
Securities Corporation Inc., Jersey City, New Jersey, owned approximately 30,497
Shares (15.50%); Hibernia National Bank Custodian For The Simple IRA Plan For
Premier., Baton Rouge, Louisiana, owned approximately 13,106 Shares (6.66%).

HIBERNIA U.S. TREASURY MONEY MARKET FUND

HIBSPEC, Marshall & Ilsley Trust Co., Milwaukee Wisconsin, owned approximately
168,914,903 Shares (73.93%).

Shareholders owning 25% or more of outstanding Shares maybe in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Funds intend to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by a Fund.

The Total Return Bond Fund and U.S. Government Income Fund are entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS

If the Capital Appreciation Fund, Mid Cap Equity Fund, Total Return Bond Fund,
or Cash Reserve Fund purchase foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

LOUISIANA MUNICIPAL INCOME FUND--ADDITIONAL TAX INFORMATION

Shareholders are not required to pay federal regular income tax on any dividends received from Louisiana Municipal Income Fund that represent net interest on tax-exempt municipal securities. However, under the Tax Reform Act of 1986, dividends representing net interest earned on some municipal securities may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

The alternative minimum tax, equal to up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax-preference"
items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

The Tax Reform Act of 1986 treats interest on certain "private activity" bonds issued after August 7, 1986, as a tax-preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. Louisiana Municipal Income
Fund may purchase all types of municipal securities, including private activity bonds. Thus, in any tax year, a portion of the Fund's dividends may be treated as a tax-preference item.

In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds may be subject to the 20% corporate alternative minimum tax because the dividends are included in a corporation's
"adjusted current earnings." The corporate alternative minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax-preference item.

"Adjusted current earnings" is based upon the concept of a corporation's
"earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.

Dividends of Louisiana Municipal Income Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.

LOUISIANA TAXES. Under existing Louisiana laws, distributions made by the Fund are not subject to Louisiana income taxes provided that such distributions qualify as exempt-interest dividends, and represent interest from obligations which are issued by the State of Louisiana or any of its political subdivisions, which interest is exempt from federal income tax. Conversely, to the extent that distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Louisiana income taxes.

OTHER STATE AND LOCAL TAXES

Income from Louisiana Municipal Income Fund is not necessarily free from state income taxes in states other than Louisiana or from personal property taxes.
With respect to all the Funds, shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Fund
Complex for the most recent calendar year. The Trust is comprised of seven funds. The Trust is the only investment company in the Complex.


As of October 3, 2000, the Funds' Board and Officers as a group owned less than
1% of the outstanding Class A Shares and Class B Shares of Capital Appreciation
Fund, Mid Cap Equity Fund and Cash Reserve Fund and less than 1% of the outstanding Shares of Louisiana Municipal Income Fund, Total Return Bond Fund,
U.S. Government Income Fund and U.S. Treasury Money Market Fund.


An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. A pound sign (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings. A plus sign (+) denotes a Member of the Board's Audit
Committee, which operates pursuant to a Charter approved by the Board.


----------------------------------------------------------------------------------------------
NAME

BIRTH DATE                                                      ----------
ADDRESS                  PRINCIPAL OCCUPATIONS                  AGGREGATE
POSITION WITH TRUST      FOR PAST FIVE YEARS                    COMPENSATION

                                                                FROM TRUST

----------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
EDWARD C. GONZALES*#     President, Executive Vice President            $0
Birth Date: October 22,  and Treasurer of some of the Funds
1930                     in the Federated Fund Complex; Vice
Federated Investors      Chairman, Federated Investors, Inc.;
Tower                    Trustee, Federated Administrative
1001 Liberty Avenue      Services;     formerly: Trustee or
Pittsburgh, PA           Director of some of the Funds in the
PRESIDENT; TREASURER;    Federated Fund Complex; CEO and
                       Chairman, Federated Administrative

------------------------ Services; Vice President, Federated
TRUSTEE                  Investment Management Company,
                         Federated Investment Counseling,
                         Federated Global Investment
                         Management Corp. and Passport
                         Research, Ltd.; Director and
                         Executive Vice President, Federated
                         Securities Corp.; Director,
                         Federated Services Company; Trustee,
                         Federated Shareholder Services
                         Company.

---------------------------------------------------------------------------------------------
ROBERT L. DIBENEDETTO,   Gynecologist; Vice President,             $12,000
M.D.+           Birth    Woman's Hospital Endowment Board;
Date: April 14, 1928     Board of Directors, Louisiana Heath
781 Colonial Drive       Insurance Association Board. (High
------------------------ Risk Heath Pool), Retired
Baton Rouge, LA          President/CEO, Louisiana Medical
TRUSTEE                  Mutual Insurance Company; Current
                         Audit and Investment Committee
                         Member.

----------------------------------------------------------------------------------------------
------------------------ Registered   Professional   Engineer;
ARTHUR RHEW DOOLEY, JR.+ Chairman and CEO, Dooley  Tackaberry,     $10,800
Birth Date: December     Inc.  (distributors  and  fabricators
17, 1942                 of   fire   protection   and   safety
4849 Cardinal Drive      equipment),    1967    to    Present;
Beaumont, TX 77536       Chairman    and    CEO,    Spindeltop
TRUSTEE                  Computer  Systems,  Inc.  dba  Entire
                       Business Technology Center, 1983 to

                      Present; Director, Loop Cold Storage

                       Company; Director, UTM.D. Anderson

                        Cancer Center Board of Visitors;

                         Director, Texas Energy Museum;

                            Member, World Presidents

                       Organization (former YPO Members);

                       Member, Society of Fire Protection
                                   Engineers.

----------------------------------------------------------------------------------------------
J. GORDAN REISCHE#+

Birth Date: September    Retired Managing Partner, New             $13,800
11, 1931                 Orleans office, KPMG - LLP.
20 Dogwood Drive
Covington, LA
TRUSTEE; CHAIRMAN,
AUDIT COMMITTEE
---------------------------------------------------------------------------
                                                                          --------------------
JEFFREY W. STERLING      Vice    President,     Mutual    Fund
Birth   Date:   February Services.                                      $0
5, 1947

Federated      Investors
Tower

Pittsburgh, PA

VICEPRESIDENT;ASSISTANT
TREASURER

----------------------------------------------------------------------------------------------
PETER J. GERMAIN         Senior Vice  President  and Director,
Birth  Date:   September Mutual   Fund   Services    Division,          $0
3, 1959                  Federated Services Company;  Formerly
Federated      Investors Senior Corporate  Counsel,  Federated
Tower                    Investors (1992-1997).
Pittsburgh, PA
SECRETARY

----------------------------------------------------------------------------------------------

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the
Funds.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by HNB to restrict the flow of non-public information, Fund investments are typically made without any knowledge of HNB's or it's affiliates' lending relationships with an issuer.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Funds and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

RESEARCH SERVICES


Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates in advising other accounts.
To the extent that receipt of these services may replace services for which the
Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal year ended August 31,
2000, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided.

For the fiscal year ended August 31, 2000, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions for Capital Appreciation Fund was $85,447,774 for which the Fund paid $118,903 in brokerage commissions and the total amount of these transactions for Mid Cap Equity Fund was $7,537,533 for which the fund paid $12,953 in brokerage commissions.

Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the accounts in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit a Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.


ADMINISTRATOR

Federated Administrative Services, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Federated Administrative
Services provides these at the following annual rate of the average aggregate daily net assets of the Funds as specified below:

MAXIMUM AVERAGE AGGREGATE DAILY NET ASSETS OF THE ADMINISTRATIVE FEE FEDERATED
FUNDS 0.150 of 1% on the first $250 million 0.125 of 1% on the next $250 million
0.100 of 1% on the next $250 million 0.075 of 1% on assets in excess of $750 million The administrative fee received during any fiscal year shall be at least
$50,000 per portfolio. Federated Administrative Services may voluntarily waive a portion of its fee and may reimburse the Funds for expenses.

---------------------------------------------------------------------------------------

Federated Administrative Services also provides, or causes the provision of, certain accounting and recordkeeping services with respect to the Funds'
portfolio investments for a fee based on each Fund's assets, plus out-of-pocket expenses.

CUSTODIAN

Hibernia National Bank, New Orleans, Louisiana, is custodian for the securities and cash of the Funds.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary,
Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pay the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders. The fee is based on the level of a Fund's average net assets for the period, plus out-of- pocket expenses.

INDEPENDENT AUDITORS

The independent auditor for the Funds, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Funds' financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDS FOR SERVICES

CAPITAL APPRECIATION FUND


FOR THE YEAR ENDED AUGUST               2000                1999            1998
31

Advisory Fee Earned               $2,838,677          $2,663,596      $2,417,253
Advisory Fee Reduction                    $0                  $0              $0
Brokerage Commissions               $117,909                            $488,045

                                                       $323,228

Administrative Fee                  $417,052            $395,787        $374,710
12b-1 Fee
Class A Shares                      $897,153                 N/A             N/A
Class B Shares                      $147,220                 N/A             N/A
Shareholder Services Fee
Class B Shares                       $49,074                 N/A             N/A

---------------------------------------------------------------------------------------

LOUISIANA MUNICIPAL INCOME FUND


FOR THE YEAR ENDED AUGUST               2000                1999            1998
31
Advisory Fee Earned                 $394,892            $440,117        $450,310
Advisory Fee Reduction              $201,833            $200,207         $80,055
Administrative Fee                   $96,704            $109,123        $116,480
12b-1 Fee                           $219,384                 N/A             N/A

---------------------------------------------------------------------------------------

MID CAP EQUITY FUND


FOR THE YEAR ENDED AUGUST               2000                 1999         7/13*-
31                                                                       8/31/98
Advisory Fee Earned                 $182,506             $138,101        $15,872
Advisory Fee Reduction               $48,668              $98,423             $0
Brokerage Commissions                $13,416              $24,490             $0
Administrative Fee                   $50,000              $50,001         $2,420
12b-1 Fee
Class A Shares                       $53,452                  N/A            N/A
Class B Shares                       $22,152                  N/A            N/A
Shareholder Services Fee
Class B Shares                        $7,384                  N/A            N/A
* Date of initial public offering
---------------------------------------------------------------------------------------


TOTAL RETURN BOND FUND


FOR THE YEAR ENDED AUGUST               2000                1999           1998
31
Advisory Fee Earned                 $548,348            $552,433       $532,051
Advisory Fee Reduction              $235,006            $236,757       $131,063
Administrative Fee                   $86,332             $88,052        $88,402
12b-1 Fee                           $195,839                 N/A            N/A

---------------------------------------------------------------------------------------

U.S. GOVERNMENT INCOME FUND


FOR THE YEAR ENDED AUGUST               2000                1999            1998
31
Advisory Fee Earned                 $380,907            $377,953        $289,526
Advisory Fee Reduction              $177,757            $155,377         $38,603
Administrative Fee                   $93,275             $93,703         $74,793
12b-1 Fee                           $211,615                 N/A             N/A


---------------------------------------------------------------------------------------

CASH RESERVE FUND


FOR THE YEAR ENDED AUGUST               2000                 1999           1998
31
Advisory Fee Earned                 $814,922             $639,664       $658,507
Administrative Fee                  $224,005             $178,384       $191,658
12b-1 Fee
Class A Shares                      $508,724                  N/A            N/A
Class B Shares                        $1,805                  N/A            N/A
Shareholder Services Fee
Class B Shares                          $601                  N/A            N/A

---------------------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND


FOR THE YEAR ENDED AUGUST 2000 1999 1998 31 Advisory Fee Earned $839,826
$934,658 $718,045 Administrative Fee $231,333 $260,324 $208,245 With respect to
Capital Appreciation Fund, Mid Cap Equity Fund, and Cash Reserve Fund, fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

---------------------------------------------------------------------------------------


HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield.
The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares'
expenses; and various other factors.

Share performance (except the Money Market Funds) fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

CAPITAL APPRECIATION FUND


Total returns for Class A Shares are given for the one-year, five-year and ten-year periods ended August 31, 2000. Total returns for Class B Shares are given for the one-year and Start of Performance periods ended August 31, 2000.


------------------------------------------------------------------------------
                             1 YEAR 5 YEARS10 YEARS

----------------

CLASS A SHARES

Total Return                       13.21% 22.08% 17.76%
                                   1 YEAR 5 YEARSSTART OF PERFORMANCE ON
                                                 DECEMBER 2, 1996

CLASS B SHARES

Total Return                       12.15% N/A    19.78%

-------------------------------------------------------------------------------


---------------------------------------------------------------------------------------

LOUISIANA MUNICIPAL INCOME FUND


Total returns are given for the one-year, five-year and ten-year periods ended
August 31,2000.

Yield and Tax Equivalent Yield are given for the 30-day period ended August 31,
2000.


                     30-DAY PERIOD 1 YEAR 5 YEARS10 YEARS

Total Return         N/A           3.00%  4.82%  6.62%
Yield                4.65%         N/A    N/A    N/A
Tax Equivalent       8.55%         N/A    N/A    N/A
Yield
------------------------------------------------------------------------------

MID CAP EQUITY FUND

---------------------------------------------------------------------------------------


Total returns for Class A Shares are given for the one-year, five-year and ten-year periods ended August 31, 2000. Total returns for Class B Shares is given for the one-year and Start of Performance periods ended August 31, 2000.


--------------------------------------------------------------------------------------------------------------
                                       1 YEAR 5 YEARS10 YEARS

CLASS A SHARES*

Total Return                           34.76% 22.84% 17.76%
                                       1 YEAR        START OF PERFORMANCE ON JULY

                                                     13, 1998

CLASS B SHARES

Total Return                           34.54%        22.43%
* Hibernia Mid Cap Equity Fund, Class A Shares is the successor to a collective trust fund. The quoted performance data includes performance of the collective trust fund for the period from 8/31/90 to 7/12/98 when the Fund commenced operation, as adjusted to reflect the Fund's anticipated expenses. The collective trust fund was not registered under the Investment Company Act of
1940 ("1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the collective trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

---------------------------------------------------------------------------------------

TOTAL RETURN BOND FUND


Total returns are given for the one-year, five-year and Start of Performance periods ended August 31,2000.

Yield is given for the 30-day period ended August 31, 2000.


                     30-DAY PERIOD 1 YEAR 5 YEARSSTART OF PERFORMANCE ON
                                                 NOVEMBER 2, 1992

Total Return         N/A           2.36%  4.63%  5.23%
Yield                6.07%         N/A    N/A    N/A
--------------------------------------------------------------------------------

U.S. GOVERNMENT INCOME FUND

---------------------------------------------------------------------------------------
Total returns are given for the one-year, five-year and ten-year periods ended
August 31, 2000.

Yield is given for the 30-day period ended August 31, 2000.

                     30-DAY PERIOD 1 YEAR 5 YEARS10 YEARS

Total Return         N/A           3.31%  5.06%  6.46%
Yield                6.14%         N/A    N/A    N/A
--------------------------------------------------------------------------

CASH RESERVE FUND

---------------------------------------------------------------------------------------


Total returns for Class A Shares are given for the one-year, five-year and ten year periods ended August 31, 2000. Total return for Class B Shares is given for the Start of Performance period ended August 31, 2000.


Yield and Effective Yield are given for the 7-day period ended August 31, 2000.

                     7-DAY        1 Year 5     10 Years
                     PERIOD              Years

CLASS A SHARES

Total Return         N/A          5.10%  4.72% 4.39%
Yield                5.43%        N/A    N/A   N/A
Effective Yield      5.58%        N/A    N/A   N/A
                                               START OF PERFORMANCE ON

                     7-DAY        1 YEAR 5     SEPTEMBER 4, 1998
                     PERIOD              YEARS
CLASS B SHARES

Total Return         N/A          -1.19% N/A   1.66%
Yield                4.68%        N/A    N/A   N/A
Effective Yield      4.79%        N/A    N/A   N/A
------------------------------------------------------------------------

U.S. TREASURY MONEY MARKET FUND

---------------------------------------------------------------------------------------


Total returns are given for the one-year, five-year and Start of Performance periods ended August 31, 2000.

Yield and Effective Yield are given for the 7-day period ended August 31, 2000.


                     7-DAY        1 YEAR 5 YEARS START OF PERFORMANCE ON

                              PERIOD JULY 16, 1993

Total Return         N/A          5.15%  4.85%   4.57%
Yield                5.70%        N/A    N/A     N/A
Effective Yield      5.87%        N/A    N/A     N/A
--------------------------------------------------------------------------

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TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD, EFFECTIVE YIELD AND TAX-EQUIVALENT YIELD

The yield of Equity and Income Fund Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by
(ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

The tax-equivalent yield of Louisiana Municipal Income Fund Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The yield of Money Market Fund Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by:
determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7.

The effective yield of Money Market Fund Shares is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE


Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Louisiana
Municipal Income Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Louisiana
Municipal Income Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

TAX EQUIVALENCY TABLE

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TAXABLE YIELD EQUIVALENT FOR 2000 - STATE OF LOUISIANA

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
COMBINED FEDERAL AND STATE INCOME TAX BRACKET:

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                19.00%         34.00%        37.00%         42.00%         45.60%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Joint Return    $1-43,850      $43,851-105,95$105,951-161,45$161,451-288,35Over 288,350
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Single Return   $1-26,250      $26,251-63,550$63,551-132,600$132,601-288,35Over 288,350
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
TAX EXEMPT YIELD:

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
TAXABLE YIELD EQUIVALENT:

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
1.00%           1.23%          1.52%         1.59%          1.72%          1.84%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
1.50%           1.85%          2.27%         2.38%          2.59%          2.76%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
2.00%           2.47%          3.03%         3.17%          3.45%          3.68%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
2.50%           3.09%          3.79%         3.97%          4.31%          4.60%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
3.00%           3.70%          4.55%         4.76%          5.17%          5.51%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
3.50%           4.32%          5.30%         5.56%          6.03%          6.43%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
4.00%           4.94%          6.06%         6.35%          6.90%          7.35%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
4.50%           5.56%          6.82%         7.14%          7.76%          8.27%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
5.00%           6.17%          7.58%         7.94%          8.62%          9.19%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
5.50%           6.79%          8.33%         8.73%          9.48%          10.11%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
6.00%           7.41%          9.09%         9.52%          10.34%         11.03%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
6.50%           8.02%          9.85%         10.32%         11.21%         11.95%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
7.00%           8.64%          10.61%        11.11%         12.07%         12.87%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
7.50%           9.26%          11.36%        11.90%         12.93%         13.79%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
8.00%           9.88%          12.12%        12.70%         13.79%         14.71%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
8.50%           10.49%         12.88%        13.49%         14.66%         15.63%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
9.00%           11.11%         13.64%        14.29%         15.52%         16.54%
-----------------------------------------------------------------------------------------


NOTE: THE MAXIMUM MARGINAL TAX RATE FOR EACH BRACKET WAS USED IN CALCULATING THE
TAXABLE YIELD EQUIVALENT. FURTHERMORE, ADDITIONAL STATE AND LOCAL TAXES PAID ON
COMPARABLE TAXABLE INVESTMENTS WERE NOT USED TO INCREASE FEDERAL DEDUCTIONS.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o     information about the mutual fund industry from sources such as the Investment
  Company Institute.

A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

A Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which a Fund uses in advertising may include:

OLIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any.
From time to time, the Money Market Funds will quote the Lipper ranking in the
"money market instruments funds" category in advertising and sales literature.

OBANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are averages of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

ODOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries.
Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

OSTANDARDS & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestment of all dividends paid by stock listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

oLEHMAN BROTHERS GOVERNMENT/CORPORATE TOTAL INDEX is compromised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S.
government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by
Lehman Brothers, Inc., the index calculates total returns for one-month, three-months, twelve months, and ten-year periods and year-to-date.

OSALOMON BROTHERS AAA-AA CORPORATE INDEX calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

OMERRILL LYNCH CORPORATE & GOVERNMENT MASTER INDEX is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the
U.S. government or any agency thereof. These quality parameters are based on composite of rating assigned by Standard and Poor's and Moody's Investors
Service, Inc. Only notes and bonds with a minimum maturity of one year are included.

OMERRILL LYNCH CORPORATE MASTER INDEX is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better. These quality parameters are based on composites of ratings assigned by Standard and
Poor's and Moody's Investors Service, Inc. Only bonds with a minimum maturity of one year are included.

OSALOMON BROTHERS BROAD INVESTMENT-GRADE ("BIG") BOND INDEX is designed to provide the investment-grade bond manager with an all-inclusive universe of institutionally traded U.S. Treasury, agency, mortgage and corporate securities which can be used as a benchmark. The BIG Index is market
capitalization-weighted and includes all fixed rate bonds with a maturity of one year or longer and a minimum of $50-million amount outstanding at entry ($200 million for mortgage coupons) and remain in the index until their amount falls below $25 million.

OMORNINGSTAR, INC., an independent rating service , is the publisher of the bi-weekly MUTUAL FUNDS VALUES. MUTUAL FUNDS VALUES rates more than 1,000
NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

FINANCIAL INFORMATION

The Financial Statements for the Funds for the fiscal year ended August 31,
2000, are incorporated herein by reference to the Annual Report to Shareholders of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity
Fund, Total Return Bond Fund, U.S. Government Income Fund, Cash Reserve Fund and
U.S. Treasury Money Market Fund dated October 31, 2000.

INVESTMENT RATINGS

STANDARD AND POOR'S MUNICIPAL BOND RATING DEFINITIONS

AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's.
Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC - Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

C - The rating C is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default, and payments of interest and/or repayment of principal is in arrears.

STANDARD & POOR'S SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating)
addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics.
Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

MOODY'S INVESTORS SERVICE, INC., MUNICIPAL BOND RATING DEFINITIONS

AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they compromise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA - Bonds which are rated Baa are considered as medium grade obligations,
i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA - Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default of have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATION RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated
Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or
VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MOODY'S INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

PRIME-1 - Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

- Leading market positions in well established industries.

- High rates of return on funds employed.

- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

- Broad margins in earning coverage of fixed financial charges and high internal cash generation.

-  Well-established  access to a range of  financial  markets  and  assured  sources of alternate liquidity

PRIME-2 - Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 - Issuers rated PRIME-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.
Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

NOT PRIME- Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example,
Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

AAA--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness.
However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated
AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated
A by S&P or Moody's.

FITCH IBCA, INC.. SHORT-TERM DEBT RATING DEFINITIONS

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated
F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA--Bonds considered to be investment grade and of the highest credit quality.
The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality.
The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well-established industries;

o     High rates of return on funds employed;

o     Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o     Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

HIBERNIA CAPITAL APPRECIATION FUND - CLASS A SHARES AND CLASS B SHARES

HIBERNIA LOUISIANA MUNICIPAL INCOME FUND

HIBERNIA MID CAP EQUITY FUND - CLASS A SHARES AND CLASS B SHARES

HIBERNIA TOTAL RETURN BOND FUND

HIBERNIA U.S. GOVERNMENT INCOME FUND

HIBERNIA CASH RESERVE FUND - CLASS A SHARES AND CLASS B SHARES

HIBERNIA U.S. TREASURY MONEY MARKET FUND

(PORTFOLIOS OF HIBERNIA FUNDS)

5800 Corporate Drive
Pittsburgh, PA 15237-7010

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Hibernia National Bank
Attention: Hibernia Funds

P.O. Box 61540
New Orleans, Louisiana 70161

CUSTODIAN

Hibernia National Bank
Attention: Hibernia Funds

P.O. Box 61540
New Orleans, Louisiana 70161

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.    OTHER INFORMATION.

Item 23.    Exhibits:
                   (a)  (i)    Conformed copy of Declaration of Trust of the Registrant;
                        (5.)
                        (ii)   Conformed copy of Amendment No. 7 of Articles
                        Supplementary; (11.)
                   (b)   (i)   Copy of By-Laws of the Registrant; (1.)
                        (ii)   Copy of Amendment #1 to the By-Laws of the Registrant;(12.)
                   (c)  (i)    Copy of Specimen Certificate for Shares of Beneficial
                               Interest of the Registrant; (3.)
                        (ii)   Copy of Specimen Certificates for Shares of Beneficial
                               Interest of the Registrant;(5.)
                   (d)  (i)    Conformed copy of Investment Advisory Contract of the
                        Registrant; (5.)
                        (ii)   Conformed copy of Exhibit G to Investment Advisory
                        Contract; (11.)
                   (e)  (i)    Conformed copy of Administrative Support and Distributor's
                        Contract of the Registrant;(5.)
                        (ii)   Amendments No. 1,2,3 and 4 to Exhibit A to Administrative
                        Support and Distributor's Contract of the Registrant; (10.)
                        (iii)  Exhibit B to Administrative Support and Distributor's
                        Contract of the Registrant; (10.)
                        (iv)   Conformed copy of Mutual Funds Sales and Service Agreement among Federated Securities Corp., Federated Shareholder Services
                        and Hibernia Investment Securities, Inc.; (11.)
                        (v)    Conformed copy of Mutual Funds Sales and Service Agreement among Federated Securities Corp., Federated Shareholder Services
                        and Hibernia National Bank; (11.)
                        (vi)   Amendment No. 1 to Exhibit B to the Administrative Support
                        and Distributor's Contract of the Registrant; (11.)
                   (f)  Not applicable;

 + All exhibits have been filed electronically.

 1.   Response is incorporated by reference to Registrant's Registration Statement on Form
      N-1A filed April 15, 1988.  (File Nos. 33-21321 and 811-5536)
 3.   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed April 27, 1989.  (File Nos. 33-21321 and 811-5536)
 5.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      11 filed October 28, 1993. (File Nos.  33-21321 and 811-5536)
10.         Response is incorporated by reference to Registrant's Post-Effective
   Amendment No. 20 filed March 25, 1998. (File Nos. 33-21321 and 811-  5536)
11.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      22 filed October 27, 1998. (File Nos. 33-21321 and 811-5536)
12.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      23 filed October 29, 1999. (File Nos. 33-21321 and 811-5536)

                  (g)   (i)    Conformed copy of Custodian Agreement of the
                               Registrant; (6.)
                        (ii)   Conformed copy of Transfer Agency and Service Agreement of the Registrant; (5.)
                        (iii)  Conformed copy of Administrative Services Agreement of the
                               Registrant; (5.)
                        (iv)   Conformed copy of Assignment of Administrative Services
                               Agreement of the Registrant to Federated Administrative
                               Services; (5.)
                        (v)    Copy of Schedule A to Custodian Contract;(8.)
I.          Conformed copy of Sub-Transfer Agency Agreement;(9.)
II.   Conformed copy of Agreement for Fund Accounting Services, Administrative
                           Services and Transfer Agency Services; (12.)
                  (h)   (i)    Conformed copy of Agreement for Fund Accounting,
                        Shareholder Recordkeeping, and Custody Services Procurement; (6.)
                        (ii)   Exhibit 1 to the Agreement for Fund Accounting, Shareholder
                        Recordkeeping, and Custody Services Procurement; (10.)
                  (i)   Conformed copy of Opinion and Consent of Counsel as to
                        legality of shares being registered;(7.)
                  (j)   (i)    Conformed copy of Opinion and Consent of Special
                               Counsel;(7.)
                        (ii)   Conformed copy of Consent of Independent Auditors; +

                  (k)   Not applicable;
                  (l)   Conformed copy of Initial Capital Understanding;(7.);
                  (m)   (i)    Conformed copy of Present Distribution Plan; (5.)
                        (ii)   Form of Rule 12b-1 Agreement;(10.)
                        (iii)  Amendments No. 1,2,3 and 4 to Exhibit A to the
                             Distribution Plan;(10.)

 + All exhibits have been filed electronically.

 5.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      11 filed October 28, 1994. (File Nos.  33-21321 and 811-5536)
 6.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      12 filed December 28, 1994. (File Nos. 33-21321 and 811-5536)
 7.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      15 filed October 28, 1996. (File Nos. 33-21321 and 811-5536)
 8.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      17 filed October 22, 1997. (File Nos. 33-21321 and 811-5536)
 9.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      19 filed February 25, 1998. (File Nos. 33-21321 and 811-5536)
 10.  Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      20 filed March 25, 1998. (File Nos. 33-21321 and 811-5536)
 12.  Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      23 filed October 29, 1999. (File Nos. 33-21321 and 811-5536)

                        (iv)   Copy of Sales Agreement with Federated Securities Corp.;
                               (3.)

                        (v)    Conformed copy of Shareholder Services Agreement;(7.)
                        (vi)   Conformed copy of Shareholder Services Agreement through
                               and Exhibit A which relates to Class B Shares of
                               Capital Appreciation Fund; (8.)

                        (vii)  Exhibit B Shareholder Services Agreement which
                               relates to Class B Shares for Cash Reserve Fund
                               and Mid-Cap Equity Fund;(10.)....

                  (n)   (i)    Conformed copy of Multiple Class
                               Plan;(7.)
                        (ii)   Conformed copy of Exhibit B to the
                               Multiple Class Plan; (11.)
                  (o)          Conformed copy of Power of Attorney;+
                  (p)   (i)    Copy of Code Of Ethics of Hibernia
                               National                   Bank.+
I.      Copy of Code Of Ethics Hibernia Funds+
                        (iii)  The Registrant hereby incorporates, on behalf
                               of the Distributor and a Sub-Adviser, the conformed copy of the Code Of Ethics for Access Persons from Item 23(p) of
                                the Money Market Obligations Trust Registration Statement
                                of Form N-1A filed with the Commission on February 25,
                                2000. (File Nos. 33-31602 and 811-5950).

------------------
+     All exhibits have been filed electronically.

 3.   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed April 27, 1989.  (File Nos. 33-21321 and 811-5536)
 7.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      15 filed October 28, 1996. (File Nos. 33-21321 and 811-5536)
 8.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      17 filed October 22, 1997. (File Nos. 33-21321 and 811-5536)
10.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      20 filed March 25, 1998. (File Nos. 33-21321 and 811-5536)
11.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      22 filed October 27, 1998. (File Nos. 33-21321 and 811-5536)
12.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      23 filed October 29, 1999. (File Nos. 33-21321 and 811-5536)

Item 25.    Indemnification:  (1)

Item 26.    Business and Other Connections of Investment Adviser:

            A.   Investment Adviser

            Hibernia National Bank is a national bank with its principal place of business at 313 Carondelet Street, New Orleans, Louisiana 70130.
            Hibernia National Bank, a national bank organized in 1933, is a wholly-owned subsidiary of Hibernia Corporation ("Hibernia"), a
            Louisiana Corporation. Through its subsidiaries and affiliates,
            Hibernia offers a full range of financial services to the public including commercial and consumer lending and depository services, cash management, retail banking, mortgage banking, brokerage, investment counseling, international banking, trust services, life and health insurance and property and casualty insurance. Hibernia is the largest publicly traded national banking company
            head-quartered in Louisiana, Texas, Oklahoma, Arkansas or
            Mississippi. Hibernia is a $15.3-billion-asset organization with 250 banking locations in 33 Louisiana parishes and 13 Texas counties. It is either first, second or third in deposit market share in 31
            Louisiana parishes and six Texas counties. Hibernia's Louisiana markets represent approximately 80% of the state's population and
            84% of its deposits. Its statewide Louisiana deposit share would be
            21%. As of December 31, 1998, the Trust Group had $9 billion under administration of which it had investment discretion over $3.7 billion. The executive officers and directors of the Adviser and any other business, profession, vocation or employment of a substantial nature in which each such officer and director is or has been engaged during the past two years is set forth below. Unless otherwise noted, the position listed under Other Business,
            Profession, Vocation or Employment is with Hibernia National Bank.

                                                         Other Substantial

                                Position with            Business, Profession,
        NAME                    THE ADVISER              VOCATION, EMPLOYMENT

Robert H. Boh                   Chairman and Director    Chairman, Boh
Brothers Construction                                    Co. L.L.C.

Paul J. Bonitatibus             Executive Vice President

J. Herbert Boydstun             Chairman-Southwest Louisiana Region and Director

E.R. Campbell                   Vice Chairman and Director -
                                Hibernia Corporation and Hibernia

                                National Bank; Chairman and Director

                            Hibernia National Bank of

                                Texas

Cindy S. Collins                Executive Vice President

K. Kirk Domingos III            Senior Executive Vice President

B. D. Flurry                    Chairman-Northern Louisiana
                                Region and Director, Hibernia

                             National Bank of Texas

Marsha M. Gassan                Senior Executive Vice President and Chief     Financial
Officer

Michael G. Gretchen             Executive Vice President

Stephen A. Hansel               President, Chief
                               Executive Officer,

                                and Director

Russell S. Hoadley              Executive Vice President

Linda A. Hoffman                Executive Vice President

Randall E. Howard               Chairman, Southeast
                                Louisiana Region

Scott P. Howard                 Senior Executive Vice President

Patricia C. Meringer            Senior Vice President, Corporate Counsel and  Secretary

Susan Johnson                   Executive Vice President

Suzette J. Prechter             Executive Vice President

Kenneth A. Rains                Executive Vice President

Ron E. Samford, Jr.             Executive Vice President
                                and Controller

John E. Smith                   Executive Vice President

Willie L. Spears                Executive Vice President

Walter P. Walker                Executive Vice President

Richard G. Wright               Senior Executive Vice President and Chief     Credit Officer

Mike Zainey                     Executive Vice President

                                    Directors

Robert H. Boh              Robert T. Holleman        William C. O'Malley
J. Herbert Boydstun        Elton R. King             Robert T. Ratcliff
J. Terrell Brown           Sidney W. Lassen          Janee M. Tucker
E. R. Campbell             Donald J. Nalty           Virginia E. Weinmann
Richard W. Freeman, Jr.                              Robert E. Zetzmann
Stephen A. Harsel
Dick H. Hearin

Item 27.  PRINCIPAL UNDERWRITERS:
          -----------------------

(A)   FEDERATED SECURITIES CORP. THE DISTRIBUTOR FOR SHARES OF THE REGISTRANT, ACTS
AS PRINCIPAL UNDERWRITER FOR THE FOLLOWING OPEN-END INVESTMENT COMPANIES, INCLUDING
THE REGISTRANT:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily
Passport Cash Trust; Federated Limited Duration Government Fund, Inc.; Federated
American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated
Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities,
Inc.;
Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated
Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated
High Yield Trust; Federated Income Securities Trust; Federated Income Trust;
Federated Index Trust; Federated Institutional Trust; Federated Insurance Series;
Federated International Series, Inc.; Federated Investment Series Funds, Inc.;
Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund,
Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities
Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund,
Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S.
Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated
U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; Federated Utility Fund, Inc.; Federated World Investment Series,
Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate
Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds;
RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance Funds; The Wachovia Funds;
The Wachovia Municipal Funds; and Vision Group of Funds, Inc.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Richard B. Fisher             Chairman,                       [Insert Title(s)]
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Arthur L. Cherry              Director,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales       --
Federated Investors Tower     and Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue             Director, Executive Vice            --
Federated Investors Tower     Vice President and Assistant
1001 Liberty Avenue           Secretary,
Pittsburgh, PA 15222-3779     Federated Securities Corp.

James F. Getz                 President-Broker/Dealer and          --
Federated Investors Tower     Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                  Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy Franklin              Vice President,                      --
Federated Investors Tower     Federated Securities Corp
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Mark A. Gessner               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Scott Gundersen               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Anthony J. Harper             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ed Koontz                     Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peter III           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raleigh Peters                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terence Wiles                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charles L. Davis, Jr.         Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Donald C. Edwards             Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Lynn Sherwood-Long            Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kirk A. Montgomery            Secretary,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley, III            Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson            Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Victor R. Siclari             Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

(c)  Not applicable.

Item 28.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section 31(a)
            of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                5800 Corporate Drive
                                          Pittsburgh, PA  15237-7010

Federated Shareholder Services Company    P.O. Box 8600
("Transfer Agent, Dividend                Boston, MA 02266-8600
Disbursing Agent and Portfolio
Recordkeeper")

Federated Administrative                  Federated Investors Tower
Services                                  1001 Liberty Avenue
("Administrator")                         Pittsburgh, PA 15222-3779

Hibernia National Bank                    313 Carondelet Street
("Adviser")                               New Orleans, LA  70130

Hibernia National Bank                    313 Carondelet Street
("Custodian")                             New Orleans, LA  70130

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus for Tower Mutual Funds is delivered a copy of the
            Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, HIBERNIA FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its
Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of
Pittsburgh and Commonwealth of Pennsylvania, on the 31st day of October, 2000.

                                 HIBERNIA FUNDS

                  BY: /s/ Timothy S. Johnson
                  Timothy S. Johnson, Assistant Secretary
                  Attorney in Fact for Edward C. Gonzales

                  October 31, 2000

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                   DATE
    ----                            -----                   ----

By: /s/Timothy S. Johnson

    ASSISTANT SECRETARY           Attorney In Fact          October 31, 2000
                                 For the Persons

                                  Listed Below

    NAME                            TITLE

Edward C. Gonzales*               President, Treasurer
                                  and Trustee

                                  (Chief Executive Officer,
                             Principal Financial and

                                  Accounting Officer)

Robert L. diBenedetto, M.D.*      Trustee

Arthur Rhew Dooley, Jr.*          Trustee

J. Gordon Reische*                Trustee

* By Power of Attorney